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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-1A

                   REGISTRATION STATEMENT (NO. 2-29601) UNDER
                           THE SECURITIES ACT OF 1933

                           PRE-EFFECTIVE AMENDMENT NO.
                        POST-EFFECTIVE AMENDMENT NO. 59
                                      AND

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940

                                AMENDMENT NO. 60


                          VANGUARD MORGAN GROWTH FUND
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482

               IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE:
          ON JANUARY 31, 2003, PURSUANT TO PARAGRAPH (B) OF RULE 485.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

VANGUARD(R) MORGAN(TM) GROWTH FUND

INVESTOR SHARES & ADMIRAL(TM) SHARES * January 31, 2003
This prospectus
contains financial data
for the Funds through
the fiscal year
ended September 30, 2002.

STOCK
PROSPECTUS

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                                          [LOGO]
                                                           THE VANGUARD GROUP[R]

VANGUARD MORGAN GROWTH FUND
Investor Shares and Admiral Shares
Prospectus
January 31, 2003

A Growth Stock Mutual Fund

--------------------------------------------------------------------------------
CONTENTS
  1 FUND PROFILE
  4 ADDITIONAL INFORMATION
  4 MORE ON THE FUND
  9 THE FUND AND VANGUARD
  9 INVESTMENT ADVISERS
  11 DIVIDENDS, CAPITAL GAINS, AND TAXES
  13 SHARE PRICE
  13 FINANCIAL HIGHLIGHTS

 16 INVESTING WITH VANGUARD
   16 Buying Shares
   18 Converting Shares
   19 Redeeming Shares
   21 Exchanging Shares
   22 Other Rules You Should Know
   24 Fund and Account Updates
   25 Contacting Vanguard
 GLOSSARY (inside back cover)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 WHY READING THIS PROSPECTUS IS IMPORTANT

 This prospectus explains the investment objective, policies, strategies, and risks associated with the Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk/(R)/ explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
-------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 SHARE CLASS OVERVIEW

 The Fund offers two separate classes of shares: Investor Shares and Admiral Shares. Please note that Admiral Shares are NOT available to:

  - SIMPLE IRAs and 403(b)(7) custodial accounts;
  - Other retirement plan accounts receiving special administrative services from Vanguard; or
  - Accounts   maintained   by  financial   intermediaries,  except in limited
    circumstances.

 The Fund's separate share classes have different expenses; as a result, their investment performances will differ.
-------------------------------------------------------------------------------

1
FUND PROFILE

INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital growth.

PRIMARY INVESTMENT STRATEGIES

The Fund invests mainly in the stocks of mid- and large-capitalization U.S. companies whose revenues and/or earnings are expected to grow faster than those of the average company in the market. The Fund also may invest, to a lesser extent, in stocks of smaller companies with similar characteristics.


PRIMARY RISKS

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
-Investment  style  risk,  which  is the  chance  that  returns  from  mid-  and large-capitalization growth stocks will trail returns from other asset classes or the overall stock market.
 Historically, mid-cap stocks have been much more volatile than, and at times have performed quite differently from, large-cap stocks. This volatility is due to several factors, including less-certain growth and dividend yield prospects. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.
-Manager risk,  which is the chance that poor security  selection will cause the
 Fund to underperform other funds with a similar investment objective.


PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown.
      ----------------------------------------------------
             ANNUAL TOTAL RETURNS--INVESTOR SHARES
      ----------------------------------------------------
                        1993 --  7.32%
                        1994 -- -1.67
                        1995 -- 35.98
                        1996 -- 23.30
                        1997 -- 30.81
                        1998 -- 22.26
                        1999 -- 34.10
                        2000 -- -12.51
                        2001 -- -13.60
                        2002 -- -23.52
      ----------------------------------------------------

 During the periods shown in the bar chart, the highest return for a calendar quarter was 25.88% (quarter ended December 31, 1998), and the lowest return for a quarter was -20.86% (quarter ended September 30, 2001).
 The table shows how the average annual total returns of the share classes presented compare with those of relevant market indexes. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should note that the after-

                                                                               2
tax returns are only for the Fund's Investor Shares class and that after-tax returns for Admiral Shares will differ.
 In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.

 Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.

 Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.



--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                              PERIODS ENDED DECEMBER 31, 2002
                                             1 YEAR      5 YEARS       10 YEARS
-------------------------------------------------------------------------------
VANGUARD MORGAN GROWTH FUND INVESTOR
 SHARES
 Return Before Taxes                        -23.52%       -1.07%        8.17%
 Return After Taxes on Distributions        -23.62        -3.01         5.53
 Return After Taxes on Distributions        -14.44        -0.73          6.2
  and Sale of Fund Shares
--------------------------------------------------------------------------------
VANGUARD MORGAN GROWTH FUND ADMIRAL
 SHARES*
 Return Before Taxes                        -23.38%           --           --
--------------------------------------------------------------------------------
STANDARD & POOR'S 500 INDEX (reflects
 no deduction for fees, expenses, or        -22.10%       -0.59%        9.34%
 taxes)
-------------------------------------------------------------------------------
RUSSELL 3000 GROWTH INDEX (reflects no
 deduction for fees, expenses, or           -21.54%       -0.71%        8.94%
 taxes)
-------------------------------------------------------------------------------
*Average  annual  total  return  from May 14,  2001--the  inception  date of the
 Admiral Shares---through December 31, 2002, was -19.68%.
-------------------------------------------------------------------------------



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended September 30, 2002.



                                                      INVESTOR        ADMIRAL
                                                        SHARES         SHARES
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                 None           None
Purchase Fee:                                             None           None
Sales Charge (Load) Imposed on Reinvested                 None           None
Dividends:
Redemption Fee:                                           None           None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                     0.46%          0.34%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.02%          0.02%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.48%          0.36%

3


 The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.



---------------------------------------------------------
                   1 YEAR   3 YEARS   5 YEARS    10 YEARS
---------------------------------------------------------
Investor Shares       $49      $154      $269      $604
Admiral Shares         37       116       202       456
---------------------------------------------------------


 THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.



--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  FUND EXPENSES

 All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. Vanguard Morgan Growth Fund's expense ratios in fiscal year 2002 were as follows: for Investor Shares, 0.48%, or $4.80 per $1,000 of average net assets; for Admiral Shares, 0.36%, or $3.60 per $1,000 of average net assets. The average multi-cap growth mutual fund had expenses in 2001 of 1.68%, or $16.80 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

 Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS        CONVERSION FEATURES
Distributed annually in December     Investor Shares--May be converted to
                                   Admiral Shares if you meet certain account
INVESTMENT ADVISER                 balance and tenure requirements
-Wellington Management Company,     Admiral Shares--Will be converted to
 LLP, Boston, Mass., since         Investor Shares if you are no longer
 inception                         eligible for Admiral Shares
-Franklin Portfolio Associates,
 LLC, Boston, Mass., since 1990    NEWSPAPER ABBREVIATION
-The Vanguard Group, Valley        Investor Shares--Morg
 Forge, Pa.,                       Admiral Shares--MorgAdml
 since 1993
                                   VANGUARD FUND NUMBER
INCEPTION DATE                     Investor Shares--26
Investor Shares--December 31,      Admiral Shares--526
1968
Admiral Shares--May 14, 2001       CUSIP NUMBER
                                   Investor Shares--921928107
NET ASSETS (ALL SHARE CLASSES) AS  Admiral Shares--921928206
OF SEPTEMBER 30, 2002
$2.6 billion                       TICKER SYMBOL
                                   Investor Shares--VMRGX
SUITABLE FOR IRAS                  Admiral Shares--VMRAX
Yes (both classes of shares)

MINIMUM INITIAL INVESTMENT
 Investor Shares--$3,000; $1,000
for IRAs and most custodial
accounts for minors
  Admiral Shares--$250,000
--------------------------------------------------------------------------------





MORE ON THE FUND

This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.

 The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective. The Fund's board of trustees, which oversees the Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.


MARKET EXPOSURE


The Fund focuses on companies with market values of $1.1 billion or more, which are considered mid- to large-cap by the Fund's investment advisers. The Fund also may invest, to a lesser extent, in common stocks of smaller companies that may not have a long history of growth but are considered attractive by one of the Fund's advisers. Stocks are chosen primarily on the basis of an adviser's expectation that revenues and/or earnings will grow faster than average. The Fund may also invest in securities that are convertible to common stocks.

 Because it invests mainly in stocks, the Fund is subject to certain risks.

5


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                              MARKET CAPITALIZATION


 Stocks of publicly traded companies are often classified according to market value, or market capitalization. In the same way, stock funds are considered to be large-cap, mid-cap, or small-cap funds based on the market capitalization of the companies in which they predominantly invest. Knowing the market-capitalization range targeted by a fund will help you to compare the fund with other funds and to decide how it might fit into your investment program. It's important to understand that, for both companies and stock funds, market capitalization changes over time. Also, interpretations of size vary, and there is no "official" definition of the boundaries of large-, mid-, and small-cap. When evaluating a particular stock fund, be sure to consider its approach to market-cap ranges.
--------------------------------------------------------------------------------


[FLAG]
THE FUND IS SUBJECT TO STOCK MARKET RISK, WHICH IS THE CHANCE THAT STOCK PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.


 To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.



----------------------------------------------------------
         U.S. STOCK MARKET RETURNS (1926-2002)
----------------------------------------------------------
                     1 YEAR  5 YEARS  10 YEARS    20 YEARS
----------------------------------------------------------
Best                  54.2%    28.6%     19.9%       17.8%
Worst                -43.1    -12.4      -0.8         3.1
Average               12.2    10.09      11.2        11.4
----------------------------------------------------------




 The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2002. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 10.9%, average returns for individual 5-year periods ranged from -12.4% (from 1928 through 1932) to 28.6% (from 1995 through
1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or this Fund in particular.

[FLAG]
THE FUND IS SUBJECT TO INVESTMENT STYLE RISK, WHICH IS THE CHANCE THAT RETURNS FROM THE TYPES OF STOCKS IN WHICH THE FUND INVESTS WILL TRAIL RETURNS FROM THE OVERALL MARKET. AS A GROUP, MID- AND LARGE-CAP

GROWTH STOCKS TEND TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN THE STOCK MARKET IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                          GROWTH FUNDS AND VALUE FUNDS

 Growth investing and value investing are two styles employed by stock-fund managers. Growth funds generally focus on companies believed to have above-average potential for growth in revenue and earnings. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Value funds generally emphasize stocks whose prices typically are below-average in comparison with such measures as earnings and book value. These stocks typically pay above-average dividend yields. Growth and value stocks have, in the past, produced similar long-term returns, though each category has periods when it outperforms the other. In general, growth funds appeal to investors who will accept more volatility in hopes of a greater increase in share price. Growth funds also may appeal to investors with taxable accounts who want a higher proportion of returns to come as capital gains (which may be taxed at lower rates than dividend income). Value funds, by contrast, are appropriate for investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations.
--------------------------------------------------------------------------------


SECURITY SELECTION

Vanguard Morgan Growth Fund employs three investment advisers, each of which independently chooses and maintains a portfolio of common stocks for the Fund. The Fund's board of trustees decides the proportion of Fund assets to be managed by each adviser and may change these proportions at any time.
 The three investment advisers employ active investment management methods, which means that securities are bought and sold according to the advisers' judgments about the financial prospects of mid- and large-cap companies, the prices of the securities, and other relative factors in the economy. Each adviser uses a distinctive approach to manage its portion of the Fund. The combination of these approaches is expected to produce a portfolio that is well diversified across domestic growth stocks.
 Wellington Management Company, LLP (Wellington Management), which managed about 39% of the Fund's assets as of September 30, 2002, uses traditional methods of stock selection--research and analysis--to identify companies that it believes have above-average growth prospects, particularly those in industries undergoing change. Research focuses on mid- and large-cap companies with a proven record of sales and earnings growth, profitability, and cash-flow generation. Securities are sold when an investment is no longer considered as attractive as other available investments.
 The other two advisers, Franklin Portfolio Associates, LLC (Franklin Portfolio Associates) and The Vanguard Group (Vanguard), also select stocks based on an assessment of companies' fundamental characteristics and potential to outperform the market. In selecting stocks and building portfolios, these managers use a "quantitative" investment approach that analyzes many different factors to evaluate anticipated risks and expected returns.
 Franklin Portfolio Associates, which managed about 30% of the Fund's assets as of September 30, 2002, employs an investment strategy that focuses on stock selection and fund structure and seeks to identify attractive growth stocks within the mid-cap equity universe. The stock selection process is driven by a series of more than 40 computer models. These models cover a broad range of publicly available data and focus on three areas:
fundamental momentum (based on the trends of reported and forecast earnings), relative value, and future cash flow.

7

 Vanguard, which managed about 28% of the Fund's assets as of September 30, 2002, constructs a portfolio of large-cap domestic growth stocks based on its assessment of the relative return potential of the underlying securities. The adviser selects securities that it believes offer a good balance between reasonable valuations and attractive earnings growth prospects relative to their peers. Vanguard implements its stock selection process through the use of proprietary software programs that allow comparisons to be made among hundreds of securities at a time. The adviser selects from the most attractive securities in its benchmark, the Russell 1000 Growth Index. The resulting portfolio is "optimized" to be as neutral as possible to sector and market capitalization weightings relative to the Index.

 The Fund is generally managed without regard to tax ramifications.


[FLAG]
THE FUND IS SUBJECT TO MANAGER RISK, WHICH IS THE CHANCE THAT THE ADVISERS WILL DO A POOR JOB OF SELECTING THE SECURITIES OR COUNTRIES IN WHICH THE FUND INVESTS.


OTHER INVESTMENT POLICIES AND RISKS

Besides investing in common stocks of growth companies, the Fund may make certain other kinds of investments to achieve its objective.
 Although the Fund typically does not make significant investments in foreign securities, it reserves the right to invest up to 20% of its assets this way. Foreign securities may be traded on U.S. or foreign markets. To the extent that it owns foreign securities, the Fund is subject to (1) country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets; and (2) currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

[FLAG]
THE FUND MAY INVEST, TO A LIMITED EXTENT, IN DERIVATIVES. DERIVATIVES MAY INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, THOSE OF TRADITIONAL INVESTMENTS.

 The Fund may also invest in stock futures and options contracts, which are types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund.
The Fund will not use derivatives for speculative purposes or as leveraged investments that magnify gains or losses. The Fund's obligation under futures contracts will not exceed 20% of its total assets. Vanguard typically invests a small portion of the Fund's assets in stock futures and/or shares of exchange-traded funds, including VIPER(R) Shares issued by any Vanguard stock index fund. Investments in exchange-traded fund shares are made in accordance with limitations imposed under the Investment Company Act. Vanguard receives no additional revenue from investing Fund assets in VIPER Shares of other Vanguard funds. Fund assets invested in VIPER Shares are excluded from the calculation of asset-based cost allocations in determining the expense ratio for the Fund.

 The reasons for which the Fund may invest in futures or exchange-traded fund shares include:
- To achieve performance similar to that of common stocks while maintaining flexibility to meet the liquidity needs of the Fund.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.




--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

 A  derivative  is a financial  contract  whose value is based on (or  "derived"
 from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------



TEMPORARY INVESTMENT MEASURES
The Fund may temporarily depart from its normal investment policies--for instance, by allocating substantial assets to cash investments--in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but otherwise fail to achieve its investment objective.


COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:
- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.
-    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.
See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

9

TURNOVER RATE

Although the Fund normally seeks to invest for the long term, it may sell securities regardless of how long they have been held. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.




--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE

 Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of September 30, 2002, the average turnover rate for all large-cap growth stock funds was approximately 119%, according to Morningstar, Inc.
--------------------------------------------------------------------------------



THE FUND AND VANGUARD


The Fund is a member of The Vanguard Group, a family of 35 investment companies with more than 100 funds holding assets in excess of $550 billion. All of the funds that are members of The Vanguard Group share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

 Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

 The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------


INVESTMENT ADVISERS


The Fund uses a multimanager approach. It employs three investment advisers, each of which independently manages a separate portion of the Fund's assets, subject to the supervision and oversight of the trustees and officers of the Fund.
- Wellington Management Company, LLP, 75 State Street, Boston, MA 02109, is an investment advisory firm founded in 1928. As of September 30, 2002, Wellington Management managed about $293 billion in assets.

- Franklin Portfolio Associates, LLC, Two International Place, Boston, MA 02110, is an investment advisory firm founded in 1982. Franklin Portfolio Associates is a wholly owned, indirect subsidiary of Mellon Financial Corporation and has no affiliation with the Franklin Templeton group of funds or Franklin Resources, Inc. The firm specializes in the management of stock portfolios through the use of quantitative investment models. As of September 30, 2002, Franklin Portfolio Associates managed about $12.5 billion in assets.
- The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as adviser to the Fund through its Quantitative Equity Group. As of September 30, 2002, Vanguard served as adviser for about $385 billion in assets.
 The Fund pays two of its investment advisers--Wellington Management and Franklin Portfolio Associates--on a quarterly basis. For each adviser, the quarterly fee is based on certain annual percentage rates applied to average month-end net assets managed by the adviser over the period. In addition, the quarterly fees paid to each adviser are increased or decreased based upon the adviser's performance in comparison with a benchmark index. For these purposes, the cumulative total return of each adviser's portion of the Fund over a trailing 36-month period is compared with that of the Russell 3000 Growth Index (for Wellington Management) and Russell Midcap Growth Index (for Franklin Portfolio Associates) over the same period. Vanguard provides advisory services to the Fund on an at-cost basis. Please consult the Fund's Statement of Additional Information for a complete explanation of how advisory fees are calculated.
 For the fiscal year ended September 30, 2002, the advisory fees and expenses represented an effective annual rate of 0.11% of the Fund's average net assets before a performance-based decrease of less than 0.01%.
 The advisers are authorized to choose broker-dealers to handle the purchase and sale of the Fund's securities and to seek to obtain the best available price and most favorable execution for all transactions. In the interest of obtaining better execution of a transaction, the advisers may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the advisers are authorized to choose a broker who, in addition to executing the transaction, will provide brokerage or research services to the advisers. Also, the board of trustees may direct the advisers to use a particular broker for certain transactions in exchange for commission rebates paid to the Fund as well as brokerage or research services provided to the advisers.
 Under the terms of an SEC exemptive order, the board of trustees may, without prior approval from shareholders, change the terms of an advisory agreement or hire a new investment adviser--either as a replacement for an existing adviser or as an additional adviser. Any significant change in the Fund's advisory arrangements will be communicated to shareholders in writing. As the Fund's sponsor and overall manager, The Vanguard Group may provide additional investment advisory services to the Fund, on an at-cost basis, at any time.

11


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUND'S ADVISERS

 The managers primarily responsible for overseeing the Fund's investments are:

ROBERT D. RANDS, CFA, Senior Vice President of Wellington Management. He has worked in investment management since 1966; has been with Wellington Management since 1978; and has managed the Fund since 1994. Education: B.A., Yale University; M.B.A., University of Pennsylvania.

JOHN S. CONE, CFA, President of Franklin Portfolio Associates. He has worked in investment management with Franklin Portfolio Associates since 1982 and has managed the Fund since 1990. Education: B.A., Rice University; M.S., Krannert Graduate School of Management, Purdue University.

GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Quantitative Equity Group. He has worked in investment management since 1985 and has had primary responsibility for Vanguard's stock indexing and active quantitative investments and strategy since joining the company in 1987.
Education: A.B., Dartmouth College; M.B.A., University of Chicago.
--------------------------------------------------------------------------------


DIVIDENDS, CAPITAL GAINS, AND TAXES


FUND DISTRIBUTIONS


The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses) as well as any capital gains realized from the sale of its holdings. Distributions generally occur in December. You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.



--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

 As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year. You receive the fund's earnings as either a dividend or capital gains distribution.
--------------------------------------------------------------------------------




BASIC TAX POINTS
Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:

- Distributions are taxable to you for federal income tax purposes, whether or not you reinvest these amounts in additional Fund shares.

- Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.

- Any dividend and short-term capital gains distributions that you receive are taxable to you as ordinary income for federal income tax purposes.

                                                                              12
-Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
-Capital  gains  distributions  may  vary  considerably  from  year to year as a result of the Fund's normal investment activities and cash flows.
-A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
-Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.

- Any conversion between classes of shares of the same fund is a nontaxable event. By contrast, an exchange between classes of shares of different funds is a taxable event.




--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                              "BUYING A DIVIDEND"

Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change).
You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------


GENERAL INFORMATION

BACKUP  WITHHOLDING.   By  law,  Vanguard  must  withhold  30%  of  any  taxable
distributions  or redemptions  from your account if you do not:

-    Provide us with your correct taxpayer identification number;
-    Certify that the taxpayer identification number is correct; and
-    Confirm that you are not subject to backup withholding.

Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. Vanguard funds generally are not sold outside the United States, except to certain qualifying investors. If you reside outside the United States, please consult our website at www.vanguard.com and review "Non-U.S. Investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.

INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

13

SHARE PRICE
The Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.
 Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.

 When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities.

 Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.


FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Fund's financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by
PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

 This explanation uses the Fund's Investor Shares as an example. The Investor Shares began fiscal year 2002 with a net asset value (price) of $12.71 per share. During the year, each Investor Share earned $0.049 per share from investment income (interest and dividends). There was a decline of $2.194 per share in the value of investments held or sold by the Fund, resulting in a net decline of $2.145 per share from investment operations.

 Shareholders received $0.075 per share in the form of dividend distributions. A portion of each year's distributions may come from the prior year's dividends or capital gains.

 The share price at the end of the year was $10.49, reflecting losses of $2.145 per share and distributions of $0.075 per share. This was a decrease of $2.22 per share (from $12.71 at the beginning of the year to $10.49 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return was -17.04% for the year.

 As of September 30, 2002, the Investor Shares had $2.4 billion in net assets. For the year, the expense ratio was 0.48% ($4.80 per $1,000 of net assets), and the net investment income amounted to 0.37% of average net assets. The Fund sold and replaced securities valued at 104% of its net assets.
--------------------------------------------------------------------------------



MORGAN GROWTH FUND INVESTOR SHARES
-----------------------------------------------------------------------------------------------------------------------------------


                                             YEAR ENDED       JAN. 1 TO                     YEAR ENDED DECEMBER 31,
                                              SEPT. 30,       SEPT. 30,        -----------------------------------------------------
                                                  2002            2001*          2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $12.71          $17.08        $22.92       $19.72       $17.54       $15.63
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                             .049             .06           .16          .14          .18         .160
 Net Realized and Unrealized Gain (Loss)         (2.194)          (4.38)        (2.90)        6.29         3.61        4.435
 on Investments
-----------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                (2.145)          (4.32)        (2.74)        6.43         3.79        4.595
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income             (.075)             --          (.15)        (.15)        (.18)       (.160)
 Distributions from Realized Capital Gains           --            (.05)        (2.95)       (3.08)       (1.43)      (2.525)
-----------------------------------------------------------------------------------------------------------------------------------
 Total Distributions                              (.075)           (.05)        (3.10)       (3.23)       (1.61)      (2.685)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $10.49          $12.71        $17.08       $22.92       $19.72       $17.54
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                    -17.04%         -25.33%       -12.51%       34.10%       22.26%       30.81%
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)            $2,369          $3,066        $4,661       $5,066       $3,555       $2,795
 Ratio of Total Expenses to Average Net
 Assets                                           0.48%         0.43%**         0.40%        0.42%        0.44%        0.48%
 Ratio of Net Investment Income to Average
 Net Assets                                       0.37%         0.49%**         0.73%        0.71%        0.96%        0.93%
 Turnover Rate                                     104%             53%           94%          65%          81%          76%
-----------------------------------------------------------------------------------------------------------------------------------

 *The Fund's fiscal year-end changed from December 31 to September 30, effective September 30, 2001.
**Annualized.

15


MORGAN GROWTH FUND ADMIRAL SHARES
--------------------------------------------------------------------------------------------------------------------------
                                                                                        YEAR ENDED       MAY 14* TO
                                                                                         SEPT. 30,        SEPT. 30,
                                                                                              2002           2001**
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                        $39.44           $50.00
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                                         .20              .12
 Net Realized and Unrealized Gain (Loss) on Investments                                      (6.79)          (10.68)
--------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                                                            (6.59)          (10.56)
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                                         (.27)              --
 Distributions from Realized Capital Gains                                                      --               --
--------------------------------------------------------------------------------------------------------------------------
 Total Distributions                                                                          (.27)              --
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                              $32.58           $39.44
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                               -16.90%          -21.12%
--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                                         $246             $267
 Ratio of Total Expenses to Average Net Assets                                               0.36%           0.36%+
 Ratio of Net Investment Income to Average Net Assets                                        0.49%           0.56%+
 Turnover Rate                                                                                104%              53%
--------------------------------------------------------------------------------------------------------------------------

 *Inception.
 **The Fund's fiscal year-end changed from December 31 to September 30, effective September 30, 2001.
 +Annualized.

--------------------------------------------------------------------------------
 INVESTING WITH VANGUARD

 This section of the prospectus explains the basics of doing business with Vanguard. A special booklet, Investing Made Easy, provides information that will help individual investors make the most of their relationship with Vanguard. A separate booklet, The Compass, does the same for institutional investors. You can request either booklet by calling or writing Vanguard, using the Contacting Vanguard instructions at the end of this section.

                                  BUYING SHARES
                                CONVERTING SHARES
                                REDEEMING SHARES
                                EXCHANGING SHARES
                           OTHER RULES YOU SHOULD KNOW
                            FUND AND ACCOUNT UPDATES
                               CONTACTING VANGUARD
--------------------------------------------------------------------------------


BUYING SHARES

ACCOUNT MINIMUMS FOR INVESTOR SHARES

TO OPEN AND MAINTAIN AN ACCOUNT: $3,000 for regular accounts; $1,000 for IRAs and most custodial accounts for minors.
TO ADD TO AN EXISTING ACCOUNT: $100 by mail, exchange, or Fund Express; $1,000 by wire.

 Vanguard reserves the right to increase or decrease the minimum amount required to open and maintain an account, or to add to an existing account, without prior notice.

ACCOUNT MINIMUMS FOR ADMIRAL SHARES
TO OPEN AND MAINTAIN AN ACCOUNT: $250,000 for new investors; $150,000 or $50,000 for existing investors who are eligible to convert Investor Shares into Admiral Shares (see Converting Shares). Institutional clients should contact Vanguard for information on special rules that may apply to them.

TO ADD TO AN EXISTING ACCOUNT: $100 by mail, exchange, or Fund Express; $1,000 by wire.


HOW TO BUY SHARES

ONLINE: You can open certain types of accounts or buy shares in an existing account through our website at www.vanguard.com

BY CHECK: Mail your check and a completed account registration form to Vanguard. When adding to an existing account, send your check with an Invest-By-Mail form detached from your last account statement. Make your check payable to: The Vanguard Group--Fund number. For a list of Fund numbers and addresses, see Contacting Vanguard.

BY EXCHANGE PURCHASE: You can purchase shares with the proceeds of a redemption from another Vanguard(R) fund. See Exchanging Shares and Other Rules You Should Know.

17


BY WIRE: Call Vanguard to purchase shares by wire. See Contacting Vanguard.
BY FUND EXPRESS(R) (AUTOMATIC OR SPECIAL PURCHASES): You can purchase shares by electronically transferring money from a previously designated bank account. To establish this option, you must complete a special form or the appropriate section of your account registration.


YOUR PURCHASE PRICE

ONLINE, BY CHECK, BY EXCHANGE, OR BY WIRE: You buy shares at a fund's NAV determined as of your TRADE DATE. For all Vanguard funds (except money market funds), purchases received at Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) receive a trade date of the same day, and purchases received after that time receive a trade date of the first business day following the date of receipt. For money market funds, the trade date depends on the method of payment for the purchase. BY FUND
EXPRESS: For all Vanguard funds, Fund Express instructions received at Vanguard before the close of regular trading on the Exchange will result in a purchase that occurs on and receives a trade date of the next business day (two business days later for money market funds).


PURCHASE RULES YOU SHOULD KNOW
^ADMIRAL SHARES. Please note that Admiral Shares are NOT available to:
 - SIMPLE IRAs and 403(b)(7) custodial accounts;
 - Other retirement plan accounts receiving special administrative services from Vanguard; or
 - Accounts maintained by financial intermediaries, except in limited circumstances.

^CHECK PURCHASES. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank. Vanguard does not accept cash, traveler's checks, or money orders. In addition, to protect the funds from check fraud, Vanguard will not accept checks made payable to third parties.
^NEW ACCOUNTS. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, Vanguard reserves the right to close your account or take such other steps as we deem reasonable.

^LARGE PURCHASES. Vanguard reserves the right to reject any purchase request that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount.

                                                                              18
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).

^FUTURE PURCHASES. All Vanguard funds reserve the right to stop selling shares at any time, or to reject specific purchase requests, including purchases by exchange from another Vanguard fund, at any time, for any reason.



CONVERTING SHARES

ANY CONVERSION BETWEEN CLASSES OF SHARES OF THE SAME FUND IS A NONTAXABLE EVENT.

PRICING OF SHARE CLASS CONVERSIONS

If you convert from one class of shares to another, the transaction will be based on the respective share prices of the separate classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day's share prices. At the time of conversion, the total value of your "old" shares will equal the total value of your "new" shares. However, subsequent share price fluctuations may decrease or increase the total value of your "new" shares as compared with that of your "old" shares.


IMMEDIATE CONVERSIONS INTO ADMIRAL SHARES

All shares purchased before the issuance of Admiral Shares are considered Investor Shares. You may convert Investor Shares into Admiral Shares at any time if your account balance in the Fund is at least $250,000. Registered users of Vanguard.com may request a conversion to Admiral Shares online. Or you may contact Vanguard by telephone or mail to request this transaction.


TENURE CONVERSIONS INTO ADMIRAL SHARES

THREE-YEAR PRIVILEGE. After three years in the Fund, you may convert Investor Shares into Admiral Shares if your account balance in the Fund is at least $150,000 and you are registered with Vanguard.com.
TEN-YEAR PRIVILEGE. After ten years in the Fund, you may convert Investor Shares into Admiral Shares if your account balance in the Fund is at least $50,000 and you are registered with Vanguard.com.
 Registered users of Vanguard.com may request a tenure conversion online. Or you may contact Vanguard by telephone or mail to request this transaction.

19

MANDATORY CONVERSIONS INTO INVESTOR SHARES

If an investor no longer meets the requirements for Admiral Shares, the Fund may convert the investor's Admiral Shares into Investor Shares. A decline in the investor's account balance because of market movement may result in such a conversion. The Fund will notify the investor in writing before any mandatory conversion into Investor Shares.


REDEEMING SHARES

HOW TO REDEEM SHARES
Be sure to check Other Rules You Should Know before initiating your request.
ONLINE: Request a redemption through our website at www.vanguard.com.
BY TELEPHONE: Contact Vanguard by telephone to request a redemption. For telephone numbers, see Contacting Vanguard.
BY MAIL: Send your written redemption instructions to Vanguard. For addresses, see Contacting Vanguard.

BY FUND EXPRESS: If you've established the Fund Express option on your account, you can redeem shares by electronically transferring your redemption proceeds to a previously designated bank account. The Fund Express option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration.


YOUR REDEMPTION PRICE
You redeem shares at a fund's next-determined NAV after Vanguard receives your redemption request, including any special documentation required under the circumstances. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), your shares are redeemed at that day's NAV. This is known as your TRADE DATE.

TYPES OF REDEMPTIONS
^CHECK REDEMPTIONS. Unless instructed otherwise, Vanguard will mail you a check, normally within two business days of your trade date.

^EXCHANGE REDEMPTIONS. You may instruct Vanguard to apply the proceeds of your redemption to purchase shares of another Vanguard fund. See Exchanging Shares and Other Rules You Should Know.
^FUND EXPRESS REDEMPTIONS. Proceeds of shares redeemed by Fund Express will be credited to your bank account two business days after your trade date.
^WIRE REDEMPTIONS. When redeeming from a money market fund or a bond fund, you may instruct Vanguard to wire your redemption proceeds ($1,000 minimum) to a previously designated bank account. Wire redemptions are not available for Vanguard's balanced or stock funds. The wire redemption option is not automatic; you must establish it by completing

                                                                              20
a special form or the appropriate section of your account registration. A $5 fee applies to wire redemptions under $5,000.

Money Market Funds: For telephone requests received at Vanguard by 10:45 a.m. (2 p.m. for Vanguard(R) Prime Money Market Fund), Eastern time, the redemption proceeds will leave Vanguard by the close of business that same day. For other requests received before 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day. Bond
Funds: For requests received at Vanguard by 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day.


REDEMPTION RULES YOU SHOULD KNOW
^SPECIAL ACCOUNTS. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts. ^POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves the right to pay all or part of your redemption in-kind--that is, in the form of securities--if we believe that a cash redemption would disrupt the fund's operation or performance. Under these circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven days. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.
^RECENTLY PURCHASED SHARES. While you can redeem shares at any time, proceeds will not be made available to you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or Vanguard Fund Express(R).
^SHARE CERTIFICATES. If share certificates have been issued for your account, those shares cannot be redeemed until you return the certificates (unsigned) to Vanguard by registered mail. For the correct address, see Contacting Vanguard.

^PAYMENT TO A DIFFERENT PERSON OR ADDRESS. We can make your redemption check payable to a different person or send it to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantees. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee.

^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).

21

^EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the U.S. Securities and Exchange Commission.


EXCHANGING SHARES

All open Vanguard funds accept exchange requests online (through your account registered with Vanguard.com), by telephone, or by mail. However, because excessive exchanges can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard places certain limits on the exchange privilege.

 If you are exchanging into or out of the U.S. STOCK INDEX FUNDS, INTERNATIONAL STOCK INDEX FUNDS, REIT INDEX FUND, BALANCED INDEX FUND, CALVERT SOCIAL INDEX
FUND, INTERNATIONAL GROWTH FUND, INTERNATIONAL VALUE FUND, INTERNATIONAL EXPLORER(TM) FUND, or GROWTH AND INCOME FUND, these limits generally are as follows:
-No online or telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days. Any exchange request placed during these hours will not be accepted. On days when the New York Stock Exchange is scheduled to close early, this end-of-day restriction will be adjusted to begin 11^2 hours prior to the scheduled close. (For example, if the New York Stock Exchange is scheduled to close at 1 p.m., Eastern time, the cutoff for online and phone exchanges will be 11:30 a.m., Eastern time.)
-No more than two exchanges OUT of a fund may be requested online or by telephone within any 12-month period.

 For ALL OTHER VANGUARD FUNDS, the following limits generally apply:
-No more than two substantive "round trips" through a non-money-market fund during any 12-month period. A "round trip" is a redemption OUT of a fund (by any means) followed by a purchase back INTO the same fund (by any means). "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect management of the fund.
-Round trips must be at least 30 days apart.

 Please note that Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason. Also, in the event of a conflict between the exchange-privilege limitations of two funds, the stricter policy will apply to the transaction.


OTHER RULES YOU SHOULD KNOW

VANGUARD.COM(R)
^REGISTRATION. You can use your personal computer to review your account holdings, to sell or exchange shares of most Vanguard funds, and to perform other transactions. To establish this service, you can register online.
^SOME VANGUARD FUNDS DO NOT PERMIT ONLINE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. To discourage market-timing, the following Vanguard funds generally do not permit online exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days: the U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, Calvert Social Index Fund, International Growth Fund, International Value Fund, International Explorer Fund, and Growth and Income Fund. Funds may be added to or deleted from this list at any time without prior notice to shareholders.

TELEPHONE TRANSACTIONS

^AUTOMATIC. In setting up your account, we'll automatically enable you to do business with us by telephone, unless you instruct us otherwise in writing. ^TELE-ACCOUNT(R). To conduct account transactions through Vanguard's automated telephone service, you must first obtain a Personal Identification Number (PIN). Call Tele-Account to obtain a PIN, and allow seven days before using this service.

^PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account:
 - Ten-digit account number.
 - Complete owner name and address.
 - Primary Social Security or employer identification number.
 - Personal Identification Number (PIN), if applicable.
^SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice.

23

^SOME VANGUARD FUNDS DO NOT PERMIT TELEPHONE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. To discourage market-timing, the following Vanguard funds generally do not permit telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days: the U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, Calvert Social Index Fund, International Growth Fund, International Value Fund, International Explorer Fund, and Growth and Income Fund. Funds may be added to or deleted from this list at any time without prior notice to shareholders.

WRITTEN INSTRUCTIONS

^"GOOD ORDER" REQUIRED. We reserve the right to reject any written transaction instructions that are not in "good order." This means that your instructions must include:
 - The fund name and account number.

 - The amount of the transaction (in dollars, shares, or percent).
 - Authorized signatures, as registered on the account.

 - Signature guarantees, if required for the type of transaction.*

 - Any supporting legal documentation that may be required.
*For instance, signature guarantees must be provided by all registered account owners when redemption proceeds are to be sent to a different person or address. Call Vanguard for specific signature-guarantee requirements.

ACCOUNTS WITH MORE THAN ONE OWNER In the case of an account with more than one owner, Vanguard will accept telephone or written instructions from any owner unless all owners specifically instruct us otherwise.


RESPONSIBILITY FOR FRAUD

Vanguard will not be responsible for any account losses due to fraud, so long as we reasonably believe that the person transacting business on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account statements that we send to you. Contact Vanguard immediately about any transactions you believe to be unauthorized.


UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

UNUSUAL CIRCUMSTANCES
If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.

                                                                              24
INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell Investor Shares of most Vanguard funds through a financial intermediary, such as a bank, broker, or investment adviser. HOWEVER, ACCESS TO ADMIRAL SHARES THROUGH A FINANCIAL INTERMEDIARY IS RESTRICTED. PLEASE CONSULT YOUR FINANCIAL INTERMEDIARY TO DETERMINE WHETHER ADMIRAL SHARES ARE AVAILABLE THROUGH THAT FIRM.

 If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any rules or fees that may apply.


LOW-BALANCE ACCOUNTS

All   Vanguard   funds   reserve   the  right  to  close   any   investment-only
retirement-plan account or any nonretirement account whose balance falls below the minimum initial investment.
If a fund has a redemption fee, that fee will apply to shares redeemed upon closure of the account.
 Vanguard deducts a $10 fee in June from each nonretirement account whose balance at that time is below $2,500 ($500 for Vanguard(R) STAR(TM) Fund). The fee can be waived if your total Vanguard account assets are $50,000 or more.



FUND AND ACCOUNT UPDATES


CONFIRMATION STATEMENTS
We will send you a statement confirming the trade date and amount of your transaction when you buy, sell, or exchange shares.


PORTFOLIO SUMMARIES
We will send you quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, sales, and exchanges for the current calendar year.

TAX STATEMENTS
We will send you annual tax statements to assist in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement plans.

AVERAGE-COST REVIEW STATEMENTS
For most taxable accounts, average-cost review statements will accompany the quarterly portfolio summaries. These statements show the average cost of shares that you redeemed during the current calendar year, using the average-cost single-category method, which is one of the methods established by the IRS.

25

ANNUAL AND SEMIANNUAL REPORTS
Financial reports about Vanguard Morgan Growth Fund will be mailed twice a year, in May and November. These comprehensive reports include overviews of the financial markets and specific information concerning the Fund:
- Performance assessments with comparisons to industry benchmarks.
- Reports from the advisers.
- Financial statements with detailed listings of the Fund's holdings.
 To keep the Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address, we send just one copy of the Fund report to that address, instead of mailing separate reports to each shareholder, unless you contact our Client Services Department in writing, by telephone, or by e-mail and instruct us otherwise.
 Vanguard can deliver your Fund reports electronically, if you prefer. If you are a registered user of Vanguard.com, you can consent to the electronic delivery of Fund reports by logging on and changing your mailing preference under "My Profile." You can revoke your electronic consent at any time, and we will send paper copies of Fund reports within 30 days of receiving your notice.


CONTACTING VANGUARD


ONLINE

VANGUARD.COM
- Your best source of Vanguard news
- For fund, account, and service information
- For most account  transactions
- For literature requests
- 24 hours per day, 7 days per week

VANGUARD TELE-ACCOUNT(R)
1-800-662-6273 (ON-BOARD)
- For automated fund and account information
- For redemptions by check, exchange (subject to certain  limitations),  or wire
- Toll-free, 24 hours per day, 7 days per week

INVESTOR INFORMATION
1-800-662-7447 (SHIP)
(Text telephone at
1-800-952-3335)
- For fund and service information
- For literature requests
- Business hours only

CLIENT SERVICES
1-800-662-2739 (CREW)
(Text telephone at
1-800-749-7273)
- For account information
- For most account transactions
- Business hours only

                                                                              26
ADMIRAL SERVICE CENTER
1-888-237-9949
- For Admiral account information
- For most Admiral transactions
- Business hours only

INSTITUTIONAL DIVISION
1-888-809-8102
- For information and services for large institutional investors
- Business hours only

VANGUARD ADDRESSES
REGULAR MAIL (INDIVIDUALS):
The Vanguard Group
P.O. Box 1110
Valley Forge, PA 19482-1110

REGULAR MAIL (INSTITUTIONS):
The Vanguard Group
P.O. Box 2900
Valley Forge, PA 19482-2900

REGISTERED,  EXPRESS,  OR OVERNIGHT  MAIL:

The Vanguard Group 455 Devon Park Drive
Wayne, PA 19087-1815

FUND NUMBERS

Please use the specific fund number when contacting us about Vanguard Morgan Growth Fund--26 (Investor Shares) or 526 (Admiral Shares).





















The Vanguard Group, Vanguard, Vanguard.com, Plain Talk, Admiral, Vanguard Fund Express, Fund Express, Vanguard Tele-Account, Tele-Account, STAR, Explorer, Morgan, and the ship logo are trademarks of The Vanguard Group, Inc. Calvert Social Index is a trademark of Calvert Group, Ltd., and has been licensed for use by The Vanguard Group, Inc. Vanguard Calvert Social Index Fund is not sponsored, endorsed, sold, or promoted by Calvert Group, Ltd., and Calvert Group, Ltd., makes no representation regarding the advisability of investing in the Fund. All other marks are the exclusive property of their respective owners.

                   (THIS PAGE INTENTIONALLY LEFT BLANK.)

                   (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS


CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

DIVIDEND DISTRIBUTION
Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.


EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.


GROWTH FUND
A mutual fund that emphasizes stocks of companies believed to have above-average prospects for growth in revenue and earnings. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value.


INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

PRINCIPAL
The amount of money you put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VALUE FUND
A mutual fund that emphasizes stocks whose prices typically are below-average in comparison with such measures as earnings and book value. These stocks typically pay above-average dividend yields.


VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[VANGUARD SHIP LOGO]
Post Office Box 2600
Valley Forge, PA 19482-2600


FOR MORE INFORMATION
If you'd like more information about Vanguard Morgan Growth Fund, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS

Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI) The SAI provides more detailed information about the Fund.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.
To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Fund or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder and would like information about your account, account transactions, and/or account statements, please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) You can review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Fund are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Fund's Investment Company Act
file number: 811-1685

(C) 2003 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.


P026 012003

VANGUARD(R) MORGAN(TM) GROWTH FUND

INVESTOR SHARES FOR PARTICIPANTS* January 31, 2003
This prospectus
contains financial data
for the Funds through
the fiscal year
ended September 30, 2002.

STOCK
PROSPECTUS

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                                          [LOGO]
                                                           THE VANGUARD GROUP[R]

VANGUARD MORGAN GROWTH FUND
Admiral Shares
Participant Prospectus
January 31, 2003

A Growth Stock Mutual Fund

--------------------------------------------------------------------------------
CONTENTS
  1 FUND PROFILE
  3 ADDITIONAL INFORMATION
  4 MORE ON THE FUND
  8 THE FUND AND VANGUARD
  9 INVESTMENT ADVISERS
 10 DIVIDENDS, CAPITAL GAINS, AND TAXES
 11 SHARE PRICE
 11 FINANCIAL HIGHLIGHTS
 13 INVESTING WITH VANGUARD
 14 ACCESSING FUND INFORMATION
    BY COMPUTER
 GLOSSARY (inside back cover)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 WHY READING THIS PROSPECTUS IS IMPORTANT

 This prospectus explains the investment objective, policies, strategies, and risks associated with the Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk/(R)/ explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.

 This prospectus offers the Fund's Admiral Shares and is intended for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.
-------------------------------------------------------------------------------

1

FUND PROFILE


INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital growth.

PRIMARY INVESTMENT STRATEGIES

The Fund invests mainly in the stocks of mid- and large-capitalization U.S. companies whose revenues and/or earnings are expected to grow faster than those of the average company in the market. The Fund also may invest, to a lesser extent, in stocks of smaller companies with similar characteristics.


PRIMARY RISKS

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
-Investment  style  risk,  which  is the  chance  that  returns  from  mid-  and large-capitalization growth stocks will trail returns from other asset classes or the overall stock market.
 Historically, mid-cap stocks have been much more volatile than, and at times have performed quite differently from, large-cap stocks. This volatility is due to several factors, including less-certain growth and dividend yield prospects. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.
-Manager risk,  which is the chance that poor security  selection will cause the
 Fund to underperform other funds with a similar investment objective.


PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund's Admiral Shares in their first full calendar year. The table shows how the average annual total returns compare with those of relevant market indexes. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.
      ----------------------------------------------------
                ANNUAL TOTAL RETURN--ADMIRAL SHARES
      ----------------------------------------------------
                        2002 -- -23.38%
      ----------------------------------------------------

 During the period shown in the bar chart, the highest return for a calendar quarter was 6.65% (quarter ended December 31, 2002), and the lowest return for a quarter was -14.69% (quarter ended September 30, 2002).

-------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
-------------------------------------------------------------------------------

                                                 1 YEAR       SINCE INCEPTION*
-------------------------------------------------------------------------------
Vanguard Morgan Growth Fund                      -19.38%               -19.68%
 Admiral Shares
Standard & Poor's 500 Index                      -22.10                -18.06
Russell 3000 Growth Index                        -21.54                -22.93
-------------------------------------------------------------------------------
*Since-inception  returns  are  from  May 14,  2001--the  inception  date of the
 Admiral Shares--through December 31, 2002.
-------------------------------------------------------------------------------



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended September 30, 2002.



      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                            None
      Purchase Fee:                                                        None
      Sales Charge (Load) Imposed on Reinvested Dividends:                 None
      Redemption Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                0.34%
      12b-1 Distribution Fee:                                              None
      Other Expenses:                                                     0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              0.36%



 The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.



--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
    $37         $116       $202          $456
--------------------------------------------------



 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

3


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  FUND EXPENSES

 All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. Vanguard Morgan Growth Fund Admiral Shares' expense ratio in fiscal year 2002 was 0.36%, or $3.60 per $1,000 of average net assets. The average multi-cap growth mutual fund had expenses in 2001 of 1.68%, or $16.80 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.
--------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

 Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                NET ASSETS (ALL SHARE CLASSES) AS OF
Distributed annually in December           SEPTEMBER 30, 2002
                                           $2.6 billion
INVESTMENT ADVISERS
nWellington Management Company, LLP,       NEWSPAPER ABBREVIATION
 Boston, Mass., since inception            MorgAdml
nFranklin Portfolio Associates, LLC,
 Boston, Mass., since 1990                 VANGUARD FUND NUMBER
n The Vanguard Group, Valley Forge, Pa.,   526
 since 1993
                                           CUSIP NUMBER
INCEPTION DATE                             921928206
Investor Shares--December 31, 1968
Admiral Shares--May 14, 2001               TICKER SYMBOL
                                           VMRAX
--------------------------------------------------------------------------------

                                                                               4
MORE ON THE FUND

This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this LOGO symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.

 The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective. The Fund's board of trustees, which oversees the Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.


MARKET EXPOSURE

The Fund focuses on companies with market values of $1.1 billion or more, which are considered mid- to large-cap by the Fund's investment advisers. The Fund also may invest, to a lesser extent, in common stocks of smaller companies that may not have a long history of growth but are considered attractive by one of the Fund's advisers. Stocks are chosen primarily on the basis of an adviser's expectation that revenues and/or earnings will grow faster than average. The Fund may also invest in securities that are convertible to common stocks.

 Because it invests mainly in stocks, the Fund is subject to certain risks.



--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                              MARKET CAPITALIZATION

Stocks of publicly traded companies are often classified according to market value, or market capitalization. In the same way, stock funds are considered to be large-cap, mid-cap, or small-cap funds based on the market capitalization of the companies in which they predominantly invest. Knowing the market-capitalization range targeted by a fund will help you to compare the fund with other funds and to decide how it might fit into your investment program. It's important to understand that, for both companies and stock funds, market capitalization changes over time. Also, interpretations of size vary, and there is no "official" definition of the boundaries of large-, mid-, and small-cap. When evaluating a particular stock fund, be sure to consider its approach to market-cap ranges.
--------------------------------------------------------------------------------


[FLAG]
THE FUND IS SUBJECT TO STOCK MARKET RISK, WHICH IS THE CHANCE THAT STOCK PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.


 To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

5

----------------------------------------------------------
         U.S. STOCK MARKET RETURNS (1926-2002)
----------------------------------------------------------
                     1 YEAR  5 YEARS  10 YEARS    20 YEARS
----------------------------------------------------------
Best                  54.2%    28.6%     19.9%       17.8%
Worst                -43.1    -12.4      -0.8         3.1
Average               12.2     10.9      11.2        11.4
----------------------------------------------------------



 The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2002. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 10.9%, average returns for individual 5-year periods ranged from -12.4% (from 1928 through 1932) to 28.6% (from 1995 through
1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or this Fund in particular.

[FLAG]
THE FUND IS SUBJECT TO INVESTMENT STYLE RISK, WHICH IS THE CHANCE THAT RETURNS FROM THE TYPES OF STOCKS IN WHICH THE FUND INVESTS WILL TRAIL RETURNS FROM THE OVERALL MARKET. AS A GROUP, MID- AND LARGE-CAP GROWTH STOCKS TEND TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN THE STOCK MARKET IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.




--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                          GROWTH FUNDS AND VALUE FUNDS

 Growth investing and value investing are two styles employed by stock-fund managers. Growth funds generally focus on companies believed to have above-average potential for growth in revenue and earnings. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Value funds generally emphasize stocks whose prices typically are below-average in comparison with such measures as earnings and book value. These stocks typically pay above-average dividend yields. Growth and value stocks have, in the past, produced similar long-term returns, though each category has periods when it outperforms the other. In general, growth funds appeal to investors who will accept more volatility in hopes of a greater increase in share price. Growth funds also may appeal to investors with taxable accounts who want a higher proportion of returns to come as capital gains (which may be taxed at lower rates than dividend income). Value funds, by contrast, are appropriate for investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations.
--------------------------------------------------------------------------------




SECURITY SELECTION

Vanguard Morgan Growth Fund employs three investment advisers, each of which independently chooses and maintains a portfolio of common stocks for the Fund. The Fund's board of trustees decides the proportion of Fund assets to be managed by each adviser and may change these proportions at any time.
 The three investment advisers employ active investment management methods, which means that securities are bought and sold according to the advisers' judgments about the financial prospects of mid- and large-cap companies, the prices of the securities, and other relative factors in the economy. Each adviser uses a distinctive approach to manage its por-

                                                                               6
tion of the Fund. The combination of these approaches is expected to produce a portfolio that is well diversified across domestic growth stocks.

 Wellington Management Company, LLP (Wellington Management), which managed about 39% of the Fund's assets as of September 30, 2002, uses traditional methods of stock selection--research and analysis--to identify companies that it believes have above-average growth prospects, particularly those in industries undergoing change. Research focuses on mid- and large-cap companies with a proven record of sales and earnings growth, profitability, and cash-flow generation. Securities are sold when an investment is no longer considered as attractive as other available investments.
 The other two advisers, Franklin Portfolio Associates, LLC (Franklin Portfolio Associates) and The Vanguard Group (Vanguard), also select stocks based on an assessment of companies' fundamental characteristics and potential to outperform the market. In selecting stocks and building portfolios, these managers use a "quantitative" investment approach that analyzes many different factors to evaluate anticipated risks and expected returns.
 Franklin Portfolio Associates, which managed about 30% of the Fund's assets as of September 30, 2002, employs an investment strategy that focuses on stock selection and fund structure and seeks to identify attractive growth stocks within the mid-cap equity universe. The stock selection process is driven by a series of more than 40 computer models. These models cover a broad range of publicly available data and focus on three areas:
fundamental momentum (based on the trends of reported and forecast earnings), relative value, and future cash flow.
 Vanguard, which managed about 28% of the Fund's assets as of September 30, 2002, constructs a portfolio of large-cap domestic growth stocks based on its assessment of the relative return potential of the underlying securities. The adviser selects securities that it believes offer a good balance between reasonable valuations and attractive earnings growth prospects relative to their peers. Vanguard implements its stock selection process through the use of proprietary software programs that allow comparisons to be made among hundreds of securities at a time. The adviser selects from the most attractive securities in its benchmark, the Russell 1000 Growth Index. The resulting portfolio is "optimized" to be as neutral as possible to sector and market capitalization weightings relative to the Index.

 The Fund generally managed without regard to tax ramifications.

[FLAG]
THE FUND IS SUBJECT TO MANAGER RISK, WHICH IS THE CHANCE THAT THE ADVISERS WILL DO A POOR JOB OF SELECTING THE SECURITIES OR COUNTRIES IN WHICH THE FUND INVESTS.


OTHER INVESTMENT POLICIES AND RISKS

Besides investing in common stocks of growth companies, the Fund may make certain other kinds of investments to achieve its objective.
 Although the Fund typically does not make significant investments in foreign securities, it reserves the right to invest up to 20% of its assets this way. Foreign securities may be traded on U.S. or foreign markets. To the extent that it owns foreign securities, the Fund is subject to (1) country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets; and (2) currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

7


[FLAG]
THE FUND MAY INVEST, TO A LIMITED EXTENT, IN DERIVATIVES. DERIVATIVES MAY INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, THOSE OF TRADITIONAL INVESTMENTS.

 The Fund may also invest in stock futures and options contracts, which are types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund.
The Fund will not use derivatives for speculative purposes or as leveraged investments that magnify gains or losses. The Fund's obligation under futures contracts will not exceed 20% of its total assets. Vanguard typically invests a small portion of the Fund's assets in stock futures and/or shares of exchange-traded funds, including VIPER(R) Shares issued by any Vanguard stock index fund. Investments in exchange-traded fund shares are made in accordance with limitations imposed under the Investment Company Act. Vanguard receives no additional revenue from investing Fund assets in VIPER Shares of other Vanguard funds. Fund assets invested in VIPER Shares are excluded from the calculation of asset-based cost allocations in determining the expense ratio for the Fund.
 The reasons for which the Fund may invest in futures or exchange-traded fund shares include:
- To achieve performance similar to that of common stocks while maintaining flexibility to meet the liquidity needs of the Fund.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.




--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

 A  derivative  is a financial  contract  whose value is based on (or  "derived"
 from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------




TEMPORARY INVESTMENT MEASURES
The Fund may temporarily depart from its normal investment policies--for instance, by allocating substantial assets to cash investments--in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but otherwise fail to achieve its investment objective.

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted

                                                                               8
special policies to discourage short-term trading or to compensate the funds for the costs associated with it. Specifically:
- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.

-    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.

See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

 THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

TURNOVER RATE

Although the Fund normally seeks to invest for the long term, it may sell securities regardless of how long they have been held. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.




--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE

 Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of September 30, 2002, the average turnover rate for all large-cap growth stock funds was approximately 119%, according to Morningstar, Inc.
--------------------------------------------------------------------------------



THE FUND AND VANGUARD

The Fund is a member of The Vanguard Group, a family of 35 investment companies with more than 100 funds holding assets in excess of $550 billion. All of the funds that are members of The Vanguard Group share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

 Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

9

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

 The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

INVESTMENT ADVISERS

The Fund uses a multimanager approach. It employs three investment advisers, each of which independently manages a separate portion of the Fund's assets, subject to the supervision and oversight of the trustees and officers of the Fund.
-Wellington Management Company, LLP, 75 State Street, Boston, MA 02109, is an investment advisory firm founded in 1928. As of September 30, 2002, Wellington Management managed about $293 billion in assets.
-Franklin Portfolio Associates, LLC, Two International Place, Boston, MA 02110, is an investment advisory firm founded in 1982. Franklin Portfolio Associates is a wholly owned, indirect subsidiary of Mellon Financial Corporation and has no affiliation with the Franklin Templeton group of funds or Franklin Resources, Inc. The firm specializes in the management of stock portfolios through the use of quantitative investment models. As of September 30, 2002, Franklin Portfolio Associates managed about $12.5 billion in assets.
-The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as adviser to the Fund through its Quantitative Equity Group. As of September 30, 2002, Vanguard served as adviser for about $385 billion in assets.
 The Fund pays two of its investment advisers--Wellington Management and Franklin Portfolio Associates--on a quarterly basis. For each adviser, the quarterly fee is based on certain annual percentage rates applied to average month-end net assets managed by the adviser over the period. In addition, the quarterly fees paid to each adviser are increased or decreased based upon the adviser's performance in comparison with a benchmark index. For these purposes, the cumulative total return of each adviser's portion of the Fund over a trailing 36-month period is compared with that of the Russell 3000 Growth Index (for Wellington Management) and Russell Midcap Growth Index (for Franklin Portfolio Associates) over the same period. Vanguard provides advisory services to the Fund on an at-cost basis. Please consult the Fund's Statement of Additional Information for a complete explanation of how advisory fees are calculated.
 For the fiscal year ended September 30, 2002, the advisory fees and expenses represented an effective annual rate of 0.11% of the Fund's average net assets before a performance-based decrease of less than 0.01%.
 The advisers are authorized to choose broker-dealers to handle the purchase and sale of the Fund's securities and to seek to obtain the best available price and most favorable execution for all transactions. In the interest of obtaining better execution of a transaction, the advisers may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the advisers are authorized to choose a broker who, in addition to executing the transaction, will provide brokerage or research services to the advisers. Also, the board of trustees may direct the

                                                                              10
advisers to use a particular broker for certain transactions in exchange for commission rebates paid to the Fund as well as brokerage or research services provided to the advisers.

 Under the terms of an SEC exemptive order, the board of trustees may, without prior approval from shareholders, change the terms of an advisory agreement or hire a new investment adviser--either as a replacement for an existing adviser or as an additional adviser. Any significant change in the Fund's advisory arrangements will be communicated to shareholders in writing. As the Fund's sponsor and overall manager, The Vanguard Group may provide additional investment advisory services to the Fund, on an at-cost basis, at any time.




--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUND'S ADVISERS

 The managers primarily responsible for overseeing the Fund's investments are:

 ROBERT D. RANDS, CFA, Senior Vice President of Wellington Management. He has worked in investment management since 1966; has been with Wellington Management since 1978; and has managed the Fund since 1994. Education: B.A., Yale University; M.B.A., University of Pennsylvania.

 JOHN S. CONE, CFA, President of Franklin Portfolio Associates. He has worked in investment management with Franklin Portfolio Associates since 1982 and has managed the Fund since 1990. Education: B.A., Rice University; M.S., Krannert Graduate School of Management, Purdue University.

 GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Quantitative Equity Group. He has worked in investment management since 1985 and has had primary responsibility for Vanguard's stock indexing and active quantitative investments and strategy since joining the company in 1987.
 Education: A.B., Dartmouth College; M.B.A., University of Chicago.
--------------------------------------------------------------------------------



DIVIDENDS, CAPITAL GAINS, AND TAXES

The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses) as well as any capital gains realized from the sale of its holdings. Distributions generally occur in December.

 Your distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of plan withdrawals.

11



--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

 As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year. You receive the fund's earnings as either a dividend or capital gains distribution.
--------------------------------------------------------------------------------




SHARE PRICE


The Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.
 Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.
 When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities.

 Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

FINANCIAL HIGHLIGHTS


The following financial highlights table is intended to help you understand the Admiral Shares' financial performance for the periods shown, and certain information reflects financial results for a single Admiral Share. The total returns in the table represent the rate that an investor would have earned or lost each period on an investment in the Admiral Shares (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

 The Admiral Shares began the fiscal year ended September 30, 2002, with a net asset value (price) of $39.44 per share. During the year, each Admiral Share earned $0.20 from investment income (interest and dividends). There was a decline of $6.79 per share in the value of investments held or sold by the Fund, resulting in a net decline of $6.59 from investment operations.

 Shareholders received $0.27 per share in the form of dividend distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

 The share price at the end of the year was $32.58, reflecting losses of $6.59 per share and distributions of $0.27 per share. This was a decrease of $6.86 per share (from $39.44 at the beginning of the year to $32.58 at the end of the period). The total return from the Fund was -16.90% for the year.

 As of September 30, 2002, the Admiral Shares had $246 million in net assets. For the year, the expense ratio was 0.36% ($3.60 per $1,000 of net assets), and the net investment income amounted to 0.49% of average net assets. The Fund sold and replaced securities valued at 104% of its net assets.
--------------------------------------------------------------------------------





MORGAN GROWTH FUND ADMIRAL SHARES
--------------------------------------------------------------------------------
                                                 YEAR ENDED       MAY 14* TO
                                                  SEPT. 30,        SEPT. 30,
                                                       2002           2001**
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $39.44           $50.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                  .20              .12
 Net Realized and Unrealized Gain (Loss)
 on Investments                                       (6.79)          (10.68)
--------------------------------------------------------------------------------
 Total from Investment Operations                     (6.59)          (10.56)
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                  (.27)              --
 Distributions from Realized Capital Gains               --               --
--------------------------------------------------------------------------------
 Total Distributions                                   (.27)              --
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $32.58           $39.44
--------------------------------------------------------------------------------
TOTAL RETURN                                        -16.90%          -21.12%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                  $246             $267
 Ratio of Total Expenses to Average Net Assets        0.36%           0.36%+
 Ratio of Net Investment Income to
 Average Net Assets                                   0.49%           0.56%+
 Turnover Rate                                         104%              53%
--------------------------------------------------------------------------------

 *Inception.
 **The Fund's fiscal year-end changed from December 31 to September 30, effective September 30, 2001.
 +Annualized.

13

INVESTING WITH VANGUARD

The Fund is an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect the Fund as an investment option.

- If you have any questions about the Fund or Vanguard, including those about the Fund's investment objective, strategies, or risks, contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188.

- If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS
Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS
Contributions, exchanges, or redemptions of the Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.

 In all cases, your transaction will be based on the Fund's next-determined net asset value (NAV) after Vanguard receives your request (or, in the case of new contributions, the next-determined NAV after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange, generally 4 p.m., Eastern time, you will receive that day's NAV. This is known as your TRADE DATE.


EXCHANGES

The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange, or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of the Vanguard(R) funds and increase their transaction costs, Vanguard limits participant exchange activity to no more than FOUR SUBSTANTIVE "ROUND TRIPS" THROUGH NON-MONEY-MARKET FUNDS (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from a fund followed by a purchase back into the fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of a fund.

 Before making an exchange to or from another fund available in your plan, consider the following:
- Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.

- Be sure to read that fund's prospectus. Contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188 for a copy.

- Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

                                                                              14
ACCESSING FUND INFORMATION BY COMPUTER

VANGUARD ON THE WORLD WIDE WEB WWW.VANGUARD.COM

Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; the online Education Center that offers a variety of mutual fund classes; and easy-to-use, interactive tools to help you create your own investment and retirement strategies.




The Vanguard Group, Vanguard, Plain Talk, Admiral, VIPER, Morgan, and the ship logo are trademarks of The Vanguard Group, Inc. All other marks are the exclusive property of their respective owners.

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

                   (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.


DIVIDEND DISTRIBUTION
Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.


EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.


GROWTH FUND
A mutual fund that emphasizes stocks of companies believed to have above-average prospects for growth in revenue and earnings. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value.


INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

PRINCIPAL
The amount of money you put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.


VALUE FUND
A mutual fund that emphasizes stocks whose prices typically are below-average in comparison with such measures as earnings and book value. These stocks typically pay above-average dividend yields.


VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[VANGUARD SHIP LOGO]
Institutional Division
Post Office Box 2900
Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about Vanguard Morgan Growth Fund, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI) The SAI provides more detailed information about the Fund.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Fund or other Vanguard funds, please contact us as follows:


THE VANGUARD GROUP
PARTICIPANT ACCESS CENTER
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-523-1188

TEXT TELEPHONE:
1-800-523-8004

WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)
You can review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Fund are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Fund's Investment Company Act
file number: 811-1685
(C) 2003 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.


VANGUARD(R) MORGAN(TM) GROWTH FUND

ADMIRAL(TM) SHARES FOR PARTICIPANTS* January 31, 2003
This prospectus
contains financial data
for the Funds through
the fiscal year
ended September 30, 2002.

STOCK
PROSPECTUS

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                                          [LOGO]
                                                           THE VANGUARD GROUP[R]

COVER I026

VANGUARD MORGAN GROWTH FUND
Investor Shares
Participant Prospectus
January 31, 2003

A Growth Stock Mutual Fund

--------------------------------------------------------------------------------
CONTENTS
  1 FUND PROFILE
  3 ADDITIONAL INFORMATION
  4 MORE ON THE FUND
  8 THE FUND AND VANGUARD
  9 INVESTMENT ADVISERS
 10 DIVIDENDS, CAPITAL GAINS, AND TAXES
 11 SHARE PRICE
 11 FINANCIAL HIGHLIGHTS
 13 INVESTING WITH VANGUARD
 14 ACCESSING FUND INFORMATION
  BY COMPUTER
 GLOSSARY (inside back cover)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 WHY READING THIS PROSPECTUS IS IMPORTANT

 This prospectus explains the investment objective, policies, strategies, and risks associated with the Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk/(R)/ explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.

 This  prospectus  offers  the  Fund's  Investor  Shares  and  is  intended  for
 participants  in  employer-sponsored   retirement  or  savings  plans.  Another
 version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.
-------------------------------------------------------------------------------

1

FUND PROFILE

INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital growth.

PRIMARY INVESTMENT STRATEGIES

The Fund invests mainly in the stocks of mid- and large-capitalization U.S. companies whose revenues and/or earnings are expected to grow faster than those of the average company in the market. The Fund also may invest, to a lesser extent, in stocks of smaller companies with similar characteristics.


PRIMARY RISKS

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
-Investment  style  risk,  which  is the  chance  that  returns  from  mid-  and large-capitalization growth stocks will trail returns from other asset classes or the overall stock market.
 Historically, mid-cap stocks have been much more volatile than, and at times have performed quite differently from, large-cap stocks. This volatility is due to several factors, including less-certain growth and dividend yield prospects. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.
-Manager risk,  which is the chance that poor security  selection will cause the
 Fund to underperform other funds with a similar investment objective.


PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.
      ----------------------------------------------------
             ANNUAL TOTAL RETURNS--INVESTOR SHARES
      ----------------------------------------------------
                        1993 --  7.32%
                        1994 -- -1.67
                        1995 -- 35.98
                        1996 -- 23.30
                        1997 -- 30.81
                        1998 -- 22.26
                        1999 -- 34.10
                        2000 -- -12.51
                        2001 -- -13.60
                        2002 -- -23.52
      ----------------------------------------------------


 During the periods shown in the bar chart, the highest return for a calendar quarter was 25.88% (quarter ended December 31, 2002), and the lowest return for a quarter was -20.86% (quarter ended September 30, 2001).

-------------------------------------------------------------------------
   AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
-------------------------------------------------------------------------
                                              1 YEAR  5 YEARS    10 YEARS
-------------------------------------------------------------------------
Vanguard Morgan Growth Fund Investor Shares   -23.52%   -1.07%     8.17%
Standard & Poor's 500 Index                   -22.10    -0.59      9.34
Russell 3000 Growth Index                     -21.54    -0.71      8.94
-------------------------------------------------------------------------



FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended September 30, 2002.




      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                            None
      Purchase Fee:                                                        None
      Sales Charge (Load) Imposed on Reinvested Dividends:                 None
      Redemption Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                0.46%
      12b-1 Distribution Fee:                                              None
      Other Expenses:                                                     0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              0.48%



 The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.



--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
    $49         $154       $269         $604
--------------------------------------------------



 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

3


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  FUND EXPENSES

 All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. Vanguard Morgan Growth Fund Investor Shares' expense ratio in fiscal year 2002 was 0.48%, or $4.80 per $1,000 of average net assets. The average multi-cap growth mutual fund had expenses in 2001 of 1.68%, or $16.80 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

 Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------






--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                NET ASSETS (ALL SHARE CLASSES) AS OF
Distributed annually in December           SEPTEMBER 30, 2002
                                           $2.6 billion
INVESTMENT ADVISERS
-Wellington Management Company, LLP,       NEWSPAPER ABBREVIATION
 Boston, Mass.,since inception             Morg
-Franklin Portfolio Associates, LLC,
 Boston, Mass., since 1990                 VANGUARD FUND NUMBER
-The Vanguard Group, Valley Forge, Pa.,    26
 since 1993
                                           CUSIP NUMBER
INCEPTION DATE                             921928107
December 31, 1968
                                           TICKER SYMBOL

                                           VMRGX
--------------------------------------------------------------------------------

                                                                               4
MORE ON THE FUND
This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this LOGO symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.

 The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective. The Fund's board of trustees, which oversees the Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.


MARKET EXPOSURE


The Fund focuses on companies with market values of $1.1 billion or more, which are considered mid- to large-cap by the Fund's investment advisers. The Fund also may invest, to a lesser extent, in common stocks of smaller companies that may not have a long history of growth but are considered attractive by one of the Fund's advisers. Stocks are chosen primarily on the basis of an adviser's expectation that revenues and/or earnings will grow faster than average. The Fund may also invest in securities that are convertible to common stocks.

 Because it invests mainly in stocks, the Fund is subject to certain risks.



--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                              MARKET CAPITALIZATION

Stocks of publicly traded companies are often classified according to market value, or market capitalization. In the same way, stock funds are considered to be large-cap, mid-cap, or small-cap funds based on the market capitalization of the companies in which they predominantly invest. Knowing the market-capitalization range targeted by a fund will help you to compare the fund with other funds and to decide how it might fit into your investment program. It's important to understand that, for both companies and stock funds, market capitalization changes over time. Also, interpretations of size vary, and there is no "official" definition of the boundaries of large-, mid-, and small-cap. When evaluating a particular stock fund, be sure to consider its approach to market-cap ranges.
--------------------------------------------------------------------------------



[FLAG]
THE FUND IS SUBJECT TO STOCK MARKET RISK, WHICH IS THE CHANCE THAT STOCK PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.


 To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

5


----------------------------------------------------------
         U.S. STOCK MARKET RETURNS (1926-2002)
----------------------------------------------------------
                     1 YEAR  5 YEARS  10 YEARS    20 YEARS
----------------------------------------------------------
Best                  54.2%    28.6%     19.9%       17.8%
Worst                -43.1    -12.4      -0.8         3.1
Average               12.2    10.09      11.2        11.4
----------------------------------------------------------



 The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2002. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 10.9%, average returns for individual 5-year periods ranged from -12.4% (from 1928 through 1932) to 28.6% (from 1995 through
1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or this Fund in particular.

[FLAG]
THE FUND IS SUBJECT TO INVESTMENT STYLE RISK, WHICH IS THE CHANCE THAT RETURNS FROM THE TYPES OF STOCKS IN WHICH THE FUND INVESTS WILL TRAIL RETURNS FROM THE OVERALL MARKET. AS A GROUP, MID- AND LARGE-CAP GROWTH STOCKS TEND TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN THE STOCK MARKET IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.



--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                          GROWTH FUNDS AND VALUE FUNDS

 Growth investing and value investing are two styles employed by stock-fund managers. Growth funds generally focus on companies believed to have above-average potential for growth in revenue and earnings. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Value funds generally emphasize stocks whose prices typically are below-average in comparison with such measures as earnings and book value. These stocks typically pay above-average dividend yields. Growth and value stocks have, in the past, produced similar long-term returns, though each category has periods when it outperforms the other. In general, growth funds appeal to investors who will accept more volatility in hopes of a greater increase in share price. Growth funds also may appeal to investors with taxable accounts who want a higher proportion of returns to come as capital gains (which may be taxed at lower rates than dividend income). Value funds, by contrast, are appropriate for investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations.
--------------------------------------------------------------------------------




SECURITY SELECTION

Vanguard Morgan Growth Fund employs three investment advisers, each of which independently chooses and maintains a portfolio of common stocks for the Fund. The Fund's board of trustees decides the proportion of Fund assets to be managed by each adviser and may change these proportions at any time.
 The three investment advisers employ active investment management methods, which means that securities are bought and sold according to the advisers' judgments about the financial prospects of mid- and large-cap companies, the prices of the securities, and other relative factors in the economy. Each adviser uses a distinctive approach to manage its por-

                                                                               6
tion of the Fund. The combination of these approaches is expected to produce a portfolio that is well diversified across domestic growth stocks.

 Wellington Management Company, LLP (Wellington Management), which managed about 39% of the Fund's assets as of September 30, 2002, uses traditional methods of stock selection--research and analysis--to identify companies that it believes have above-average growth prospects, particularly those in industries undergoing change. Research focuses on mid- and large-cap companies with a proven record of sales and earnings growth, profitability, and cash-flow generation. Securities are sold when an investment is no longer considered as attractive as other available investments.
 The other two advisers, Franklin Portfolio Associates, LLC (Franklin Portfolio Associates) and The Vanguard Group (Vanguard), also select stocks based on an assessment of companies' fundamental characteristics and potential to outperform the market. In selecting stocks and building portfolios, these managers use a "quantitative" investment approach that analyzes many different factors to evaluate anticipated risks and expected returns.
 Franklin Portfolio Associates, which managed about 30% of the Fund's assets as of September 30, 2002, employs an investment strategy that focuses on stock selection and fund structure and seeks to identify attractive growth stocks within the mid-cap equity universe. The stock selection process is driven by a series of more than 40 computer models. These models cover a broad range of publicly available data and focus on three areas:
fundamental momentum (based on the trends of reported and forecast earnings), relative value, and future cash flow.
 Vanguard, which managed about 28% of the Fund's assets as of September 30, 2002, constructs a portfolio of large-cap domestic growth stocks based on its assessment of the relative return potential of the underlying securities. The adviser selects securities that it believes offer a good balance between reasonable valuations and attractive earnings growth prospects relative to their peers. Vanguard implements its stock selection process through the use of proprietary software programs that allow comparisons to be made among hundreds of securities at a time. The adviser selects from the most attractive securities in its benchmark, the Russell 1000 Growth Index. The resulting portfolio is "optimized" to be as neutral as possible to sector and market capitalization weightings relative to the Index.

 The Fund is generally managed without regard to tax ramifications.


[FLAG]
THE FUND IS SUBJECT TO MANAGER RISK, WHICH IS THE CHANCE THAT THE ADVISERS WILL DO A POOR JOB OF SELECTING THE SECURITIES OR COUNTRIES IN WHICH THE FUND INVESTS.


OTHER INVESTMENT POLICIES AND RISKS

Besides investing in common stocks of growth companies, the Fund may make certain other kinds of investments to achieve its objective.
 Although the Fund typically does not make significant investments in foreign securities, it reserves the right to invest up to 20% of its assets this way. Foreign securities may be traded on U.S. or foreign markets. To the extent that it owns foreign securities, the Fund is subject to (1) country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets; and (2) currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

7


[FLAG]
THE FUND MAY INVEST, TO A LIMITED EXTENT, IN DERIVATIVES. DERIVATIVES MAY INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, THOSE OF TRADITIONAL INVESTMENTS.

 The Fund may also invest in stock futures and options contracts, which are types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund.
The Fund will not use derivatives for speculative purposes or as leveraged investments that magnify gains or losses. The Fund's obligation under futures contracts will not exceed 20% of its total assets. Vanguard typically invests a small portion of the Fund's assets in stock futures and/or shares of exchange-traded funds, including VIPER(R) Shares issued by any Vanguard stock index fund. Investments in exchange-traded fund shares are made in accordance with limitations imposed under the Investment Company Act. Vanguard receives no additional revenue from investing Fund assets in VIPER Shares of other Vanguard funds. Fund assets invested in VIPER Shares are excluded from the calculation of asset-based cost allocations in determining the expense ratio for the Fund.
 The reasons for which the Fund may invest in futures or exchange-traded fund shares include:
- To achieve performance similar to that of common stocks while maintaining flexibility to meet the liquidity needs of the Fund.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.




--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

 A  derivative  is a financial  contract  whose value is based on (or  "derived"
 from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------




TEMPORARY INVESTMENT MEASURES

The Fund may temporarily depart from its normal investment policies--for instance, by allocating substantial assets to cash investments--in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but otherwise fail to achieve its investment objective.

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted

                                                                               8
special policies to discourage short-term trading or to compensate the funds for the costs associated with it. Specifically:
- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.

-    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.

See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

TURNOVER RATE

Although the Fund normally seeks to invest for the long term, it may sell securities regardless of how long they have been held. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.




--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE

 Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of September 30, 2002, the average turnover rate for all large-cap growth stock funds was approximately 119%, according to Morningstar, Inc.
--------------------------------------------------------------------------------


THE FUND AND VANGUARD


The Fund is a member of The Vanguard Group, a family of 35 investment companies with more than 100 funds holding assets in excess of $550 billion. All of the funds that are members of The Vanguard Group share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

 Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

9

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

 The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

INVESTMENT ADVISERS


The Fund uses a multimanager approach. It employs three investment advisers, each of which independently manages a separate portion of the Fund's assets, subject to the supervision and oversight of the trustees and officers of the Fund.
-Wellington Management Company, LLP, 75 State Street, Boston, MA 02109, is an investment advisory firm founded in 1928. As of September 30, 2002, Wellington Management managed about $293 billion in assets.
-Franklin Portfolio Associates, LLC, Two International Place, Boston, MA 02110, is an investment advisory firm founded in 1982. Franklin Portfolio Associates is a wholly owned, indirect subsidiary of Mellon Financial Corporation and has no affiliation with the Franklin Templeton group of funds or Franklin Resources, Inc. The firm specializes in the management of stock portfolios through the use of quantitative investment models. As of September 30, 2002, Franklin Portfolio Associates managed about $12.5 billion in assets.
-The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as adviser to the Fund through its Quantitative Equity Group. As of September 30, 2002, Vanguard served as adviser for about $385 billion in assets.
 The Fund pays two of its investment advisers--Wellington Management and Franklin Portfolio Associates--on a quarterly basis. For each adviser, the quarterly fee is based on certain annual percentage rates applied to average month-end net assets managed by the adviser over the period. In addition, the quarterly fees paid to each adviser are increased or decreased based upon the adviser's performance in comparison with a benchmark index. For these purposes, the cumulative total return of each adviser's portion of the Fund over a trailing 36-month period is compared with that of the Russell 3000 Growth Index (for Wellington Management) and Russell Midcap Growth Index (for Franklin Portfolio Associates) over the same period. Vanguard provides advisory services to the Fund on an at-cost basis. Please consult the Fund's Statement of Additional Information for a complete explanation of how advisory fees are calculated.
 For the fiscal year ended September 30, 2002, the advisory fees and expenses represented an effective annual rate of 0.11% of the Fund's average net assets before a performance-based decrease of less than 0.01%.
 The advisers are authorized to choose broker-dealers to handle the purchase and sale of the Fund's securities and to seek to obtain the best available price and most favorable execution for all transactions. In the interest of obtaining better execution of a transaction, the advisers may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the advisers are authorized to choose a broker who, in addition to executing the transaction, will provide brokerage or research services to the advisers. Also, the board of trustees may direct the

                                                                              10
advisers to use a particular broker for certain transactions in exchange for commission rebates paid to the Fund as well as brokerage or research services provided to the advisers.

 Under the terms of an SEC exemptive order, the board of trustees may, without prior approval from shareholders, change the terms of an advisory agreement or hire a new investment adviser--either as a replacement for an existing adviser or as an additional adviser. Any significant change in the Fund's advisory arrangements will be communicated to shareholders in writing. As the Fund's sponsor and overall manager, The Vanguard Group may provide additional investment advisory services to the Fund, on an at-cost basis, at any time.




--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUND'S ADVISERS

 The managers primarily responsible for overseeing the Fund's investments are:

 ROBERT D. RANDS, CFA. Senior Vice President of Wellington Management. He has worked in investment management since 1966; has been with Wellington Management since 1978; and has managed the Fund since 1994. Education: B.A., Yale University; M.B.A., University of Pennsylvania.

 JOHN S. CONE, CFA. President of Franklin Portfolio Associates. He has worked in investment management with Franklin Portfolio Associates since 1982 and has managed the Fund since 1990. Education: B.A., Rice University; M.S., Krannert Graduate School of Management, Purdue University.

 GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Quantitative Equity Group. He has worked in investment management since 1985 and has had primary responsibility for Vanguard's stock indexing and active quantitative investments and strategy since joining the company in 1987.
 Education: A.B., Dartmouth College; M.B.A., University of Chicago.
--------------------------------------------------------------------------------


DIVIDENDS, CAPITAL GAINS, AND TAXES


The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses) as well as any capital gains realized from the sale of its holdings. Distributions generally occur in December.
 Your distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of plan withdrawals.

11


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

 As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year. You receive the fund's earnings as either a dividend or capital gains distribution.
--------------------------------------------------------------------------------



SHARE PRICE
The Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.
 Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.

 When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it hold has been materially affected by events occurring before the fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities.

 Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

FINANCIAL HIGHLIGHTS


The following financial highlights table is intended to help you understand the Investor Shares' financial performance for the periods shown, and certain information reflects financial results for a single Investor Share. The total returns in the table represent the rate that an investor would have earned or lost each period on an investment in the Investor Shares (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

 The Investor Shares began fiscal year 2002 with a net asset value (price) of $12.71 per share. During the year, each Investor Share earned $0.049 from investment income (interest and dividends). There was a decline of $2.194 per share in the value of investments held or sold by the Fund, resulting in a net decline of $2.145 from investment operations.

 Shareholders received $0.075 per share in the form of dividend distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

 The share price at the end of the year was $10.49, reflecting losses of $2.145 per share and distributions of $0.075 per share. This was a decrease of $2.22 per share (from $12.71 at the beginning of the year to $10.49 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return was -17.04% for the year.

 As of September 30, 2002, the Investor Shares had $2.4 billion in net assets. For the year, the expense ratio was 0.48% ($4.80 per $1,000 of net assets), and the net investment income amounted to 0.37% of average net assets. The Fund sold and replaced securities valued at 104% of its net assets.
--------------------------------------------------------------------------------




MORGAN GROWTH FUND INVESTOR SHARES
-----------------------------------------------------------------------------------------------------------------------------------


                                             YEAR ENDED       JAN. 1 TO                     YEAR ENDED DECEMBER 31,
                                              SEPT. 30,       SEPT. 30,        -----------------------------------------------------
                                                  2002            2001*          2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $12.71          $17.08        $22.92       $19.72       $17.54       $15.63
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                             .049             .06           .16          .14          .18         .160
 Net Realized and Unrealized Gain (Loss)         (2.194)          (4.38)        (2.90)        6.29         3.61        4.435
 on Investments
-----------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                (2.145)          (4.32)        (2.74)        6.43         3.79        4.595
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income             (.075)             --          (.15)        (.15)        (.18)       (.160)
 Distributions from Realized Capital Gains           --            (.05)        (2.95)       (3.08)       (1.43)      (2.525)
-----------------------------------------------------------------------------------------------------------------------------------
 Total Distributions                              (.075)           (.05)        (3.10)       (3.23)       (1.61)      (2.685)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $10.49          $12.71        $17.08       $22.92       $19.72       $17.54
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                    -17.04%         -25.33%       -12.51%       34.10%       22.26%       30.81%
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)            $2,369          $3,066        $4,661       $5,066       $3,555       $2,795
 Ratio of Total Expenses to Average Net
 Assets                                           0.48%         0.43%**         0.40%        0.42%        0.44%        0.48%
 Ratio of Net Investment Income to Average
 Net Assets                                       0.37%         0.49%**         0.73%        0.71%        0.96%        0.93%
 Turnover Rate                                     104%             53%           94%          65%          81%          76%
-----------------------------------------------------------------------------------------------------------------------------------

 *The Fund's fiscal year-end changed from December 31 to September 30, effective September 30, 2001.
**Annualized.

13

INVESTING WITH VANGUARD

The Fund is an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect the Fund as an investment option.
- If you have any questions about the Fund or Vanguard, including those about the Fund's investment objective, strategies, or risks, contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188.
- If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS
Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS
Contributions, exchanges, or redemptions of the Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.

 In all cases, your transaction will be based on the Fund's next-determined net asset value (NAV) after Vanguard receives your request (or, in the case of new contributions, the next-determined NAV after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange, generally 4 p.m., Eastern time, you will receive that day's NAV. This is known as your TRADE DATE.


EXCHANGES

The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange, or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of the Vanguard/(R)/ funds and increase their transaction costs, Vanguard limits participant exchange activity to no more than FOUR SUBSTANTIVE "ROUND TRIPS" THROUGH NON-MONEY-MARKET FUNDS (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from a fund followed by a purchase back into the fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of a fund.

 Before making an exchange to or from another fund available in your plan, consider the following:
- Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.

- Be sure to read that fund's prospectus. Contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188 for a copy.

- Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

                                                                              14
ACCESSING FUND INFORMATION BY COMPUTER

VANGUARD ON THE WORLD WIDE WEB WWW.VANGUARD.COM

Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; the online Education Center that offers a variety of mutual fund classes; and easy-to-use, interactive tools to help you create your own investment and retirement strategies.




The Vanguard Group, Vanguard, Plain Talk, VIPER, Morgan, and the ship logo are trademarks of The Vanguard Group, Inc. All other marks are the exclusive property of their respective owners.

                   (THIS PAGE INTENTIONALLY LEFT BLANK.)

                   (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

DIVIDEND DISTRIBUTION
Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.


EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.


GROWTH FUND
A mutual fund that emphasizes stocks of companies believed to have above-average prospects for growth in revenue and earnings. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value.


INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

PRINCIPAL
The amount of money you put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.


VALUE FUND
A mutual fund that emphasizes stocks whose prices typically are below-average in comparison with such measures as earnings and book value. These stocks typically pay above-average dividend yields.


VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[VANGUARD SHIP LOGO]
Institutional Division
Post Office Box 2900
Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about Vanguard Morgan Growth Fund, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI) The SAI provides more detailed information about the Fund.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Fund or other Vanguard funds, please contact us as follows:


THE VANGUARD GROUP
PARTICIPANT ACCESS CENTER
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-523-1188

TEXT TELEPHONE:
1-800-523-8004

WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)
You can review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Fund are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Fund's Investment Company Act
file number: 811-1685

(C) 2003 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.


I026 012003

                                     PART B

                       VANGUARD(R) MORGAN(TM) GROWTH FUND

                                  (THE TRUST)

                       STATEMENT OF ADDITIONAL INFORMATION


                                JANUARY 31, 2003

This Statement is not a prospectus but should be read in conjunction with the Trust's current Prospectus (dated January 31, 2003). To obtain, without charge, the Prospectus or the most recent Annual Report to Shareholders, which contains the Trust's financial statements as hereby incorporated by reference, please call:


                         INVESTOR INFORMATION DEPARTMENT


                                 1-800-662-7447


                                TABLE OF CONTENTS

DESCRIPTION OF THE TRUST.........................................B-1
INVESTMENT POLICIES..............................................B-3
FUNDAMENTAL INVESTMENT LIMITATIONS...............................B-8
SHARE PRICE......................................................B-10
PURCHASE OF SHARES...............................................B-10
REDEMPTION OF SHARES.............................................B-10
MANAGEMENT OF THE FUND...........................................B-10
INVESTMENT ADVISORY SERVICES.....................................B-16
PORTFOLIO TRANSACTIONS...........................................B-23
YIELD AND TOTAL RETURN...........................................B-24
FINANCIAL STATEMENTS.............................................B-28
COMPARATIVE INDEXES..............................................B-28

                            DESCRIPTION OF THE TRUST


ORGANIZATION

The Trust was organized as a Delaware corporation in 1968, merged into a Maryland corporation in 1973, and then reorganized as a Delaware business trust in June 1998. Prior to its reorganization as a Delaware business trust, the Trust was known as Vanguard/Morgan Growth Fund, Inc. The Trust is registered with the United States Securities and Exchange Commission (the Commission) under the Investment Company Act of 1940 (the 1940 Act) as an open-end, diversified management investment company. The Trust currently offers the following fund:
Vanguard Morgan Growth Fund (the Fund) which offers two classes of shares (Investor Shares and Admiral Shares).


  The Trust has the ability to offer additional funds or classes of shares. There is no limit on the number of full and fractional shares that the Trust may issue for a single fund or class of shares.


SERVICE PROVIDERS


  CUSTODIAN. Citibank, N.A., 111 Wall Street, New York, NY 10005, serves as the Fund's custodian. The custodian is responsible for maintaining the Fund's assets and keeping all necessary accounts and records of Fund assets.


  INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103, serves as the Fund's independent accountants. The accountants audit annual financial statements for the Fund and provide other related services.

TRANSFER   AND   DIVIDEND-PAYING   AGENT.   The   Fund's   transfer   agent  and
dividend-paying agent is The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, PA 19355.


CHARACTERISTICS OF THE FUND'S SHARES


  RESTRICTIONS ON HOLDING OR DISPOSING OF SHARES. There are no restrictions on the right of shareholders to retain or dispose of the Fund's shares, other than the possible future termination of the Fund. The Fund may be terminated by reorganization into another mutual fund or by liquidation and distribution of the assets of the affected fund. Unless terminated by reorganization or liquidation, the Fund will continue indefinitely.


  SHAREHOLDER LIABILITY. The Trust is organized under Delaware law, which provides that shareholders of a business trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Fund will not be personally liable for payment of the Fund's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Fund obligation only if the Fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.


  DIVIDEND RIGHTS. The shareholders of a fund are entitled to receive any dividends or other distributions declared for such fund. No shares have priority or preference over any other shares of the same fund with respect to distributions. Distributions will be made from the assets of a fund, and will be paid ratably to all shareholders of the fund (or class) according to the number of shares of such fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.


  VOTING RIGHTS. Shareholders are entitled to vote on a matter if: (i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of any class or fund; or (iii) the trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove trustees upon the written request of shareholders representing 10% or more of the Fund's net assets, and to change any fundamental policy of the Fund. Unless otherwise required by applicable law, shareholders of the Fund receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the fund or class affected by a particular matter are entitled to vote on that matter. Voting rights are noncumulative and cannot be modified without a majority vote.


  LIQUIDATION RIGHTS. In the event that the Fund is liquidated, shareholders of the Fund will be entitled to receive a pro rata share of the Fund's net assets. In the event that a class of shares is liquidated, shareholders of that class will be entitled to receive a pro rata share of the Fund's net assets that are attributable to that class.


  PREEMPTIVE RIGHTS. There are no preemptive rights associated with the Fund's shares.


  CONVERSION RIGHTS. Shareholders of the Fund may convert their shares into another class of shares of the same Fund upon the satisfaction of any then applicable eligibility requirements.


  REDEMPTION PROVISIONS. The Fund's redemption provisions are described in its current prospectus and elsewhere in this Statement of Additional Information.


  SINKING FUND PROVISIONS. The Fund has no sinking fund provisions.


  CALLS OR ASSESSMENT. The Fund's shares, when issued, are fully paid and non-assessable.


TAX STATUS OF THE FUND

The Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. This special tax status means that the Fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, the Fund must comply with certain requirements. If the Fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.


                               INVESTMENT POLICIES

The following policies supplement the Fund's investment objective and policies set forth in the Prospectus.


  REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements with commercial banks, brokers, or dealers either for defensive purposes due to market conditions or to generate income from its excess cash balances. A repurchase agreement is an agreement under which the Fund acquires a fixed-income security (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan by the Fund collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by a custodian bank until repurchased. In addition, the Fund's board of trustees will monitor the Fund's repurchase agreement transactions generally and will establish guidelines and standards for review by the investment adviser of the creditworthiness of any bank, broker, or dealer party to a repurchase agreement with the Fund.


  The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying instrument at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the advisers acknowledge these risks, it is expected that they can be controlled through careful monitoring procedures.


  LENDING OF SECURITIES. The Fund may lend its securities to qualified institutional investors (typically brokers, dealers, banks, or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities, or completing arbitrage operations. By lending its portfolio securities, the Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The terms, the structure, and the aggregate amount of such loans must be consistent with the 1940 Act, and the rules or interpretations of the Commission. These provisions limit the amount of securities the Fund may lend to 33 1/3% of the Fund's total assets, and require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a domestic U.S. bank, or securities issued or guaranteed by the U.S. Government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time, and (d) the Fund receive reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest bearing short-term investments), any distribution on the loaned securities, and any increase in their market value. Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange (the Exchange), which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the creditworthiness of the bank, broker, dealer, or financial institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's board of trustees.


  At the present time, the Staff of the Commission does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's trustees and the Fund may pay such fees consistent with these requirements. In addition, voting rights pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.


  VANGUARD INTERFUND LENDING PROGRAM. The Commission has issued an exemptive order permitting the Fund and other Vanguard funds to participate in Vanguard's interfund lending program so long as the exemptive order is in effect and not revoked. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a Vanguard fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The boards of trustees of the Vanguard funds are responsible for ensuring that the interfund lending program operates in compliance with all conditions of the Commission's exemptive order.


  FOREIGN INVESTMENTS. As indicated in the Prospectus, the Fund may invest up to 20% of its assets in foreign securities and may engage in currency transactions with respect to these investments. Investors should recognize that investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies.


  Currency Risk. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since the Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Fund permit it to enter into forward foreign currency exchange contracts in order to hedge holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.


  Country Risk. As foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could adversely affect U.S. investments in those countries.


  Although the Fund will endeavor to achieve most favorable execution costs in its portfolio transactions in foreign securities, commissions on many foreign stock exchanges are generally higher than commissions on U.S. exchanges. In addition, it is expected that the expenses for custodial arrangements of the Fund's foreign securities will be somewhat greater than the expenses for the custodial arrangement for handling U.S. securities of equal value.

  Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the income the Fund receives from its foreign investments.


  Federal Tax Treatment of Non-U.S. Transactions. Special rules govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option, or similar financial instrument if such instrument is not marked-to-market. The disposition of a currency other than the U.S. dollar by a taxpayer whose functional currency is the U.S. dollar is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts, and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended, and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a Fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar-denominated investments and foreign currency contracts the Fund may make or enter into will be subject to the special currency rules described above.


  ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on the Fund's books.


  The Fund may invest in restricted, privately placed securities that, under securities laws, may be sold only to qualified institutional buyers. Because these securities can be resold only to qualified institutional buyers or after they have been held for a number of years, they may be considered illiquid securities--meaning that they could be difficult for the Fund to convert to cash if needed.


  If a substantial market develops for a restricted security held by the Fund, it may be treated as a liquid security, in accordance with procedures and guidelines approved by the Fund's board of trustees. This will generally include securities that are restricted but which may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933 (the 1933 Act). While the Fund's investment advisers determine the liquidity of restricted securities on a daily basis, the board oversees and retains ultimate responsibility for the adviser's decisions. Several factors that the board considers in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, and the availability of information about the security's issuer.


  INVESTMENTS IN EXCHANGE TRADED FUNDS. The Fund may purchase shares of exchange-traded funds (ETFs), including ETF shares issued by other Vanguard funds. Typically, a Fund would purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts: to obtain exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Fund. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly and more tax-efficient than futures. In addition, ETF shares can be purchased for smaller sums and offer exposure to market sectors and styles for which there is no suitable or liquid futures contract.


  Most ETFs are investment companies. Therefore, the Fund's purchases of ETF shares generally are subject to the limitations described under the heading "Fundamental Investment Limitations--Investment Companies." Among other things, these limitations would prohibit a Fund from acquiring shares of an ETF if, at the time of the acquisition, more than 10% of the Fund's assets are invested in other investment companies.


  An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a Fund could lose money investing in an ETF if the prices of the stocks owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds:

.. the market price of the ETF's shares may trade at a discount to their net asset value; or

.. an active trading market for an ETF's shares may not develop or be maintained;
  or

.. trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.


  FUTURES CONTRACTS AND OPTIONS. The Fund may enter into futures contracts, options, and options on futures contracts for the purpose of remaining fully invested and reducing transactions costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency. To the extent required by law, a fund will establish a segregated account containing liquid assets at least equal in value to the amount of any obligation assumed by the fund under a futures contract.


  Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (buying a contract which has previously been sold, or selling a contract previously purchased) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.


  Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin which may range upward from less than 5% of the value of the contract being traded.


  After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on its margin deposits.


  Traders in futures contracts may be broadly classified as either hedgers or speculators. Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The Fund intends to use futures contracts only for bona fide hedging purposes.


  Regulations of the CFTC applicable to the Fund require that all of its futures transactions constitute bona fide hedging transactions except to the extent that the aggregate initial margins and premiums required to establish any non-hedging positions do not exceed five percent of the value of the Fund's portfolio. The Fund will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging interest, the Fund expects that approximately 75% of its futures contract purchases will be completed, that is, equivalent amounts of related securities will have been purchased or are being purchased by the Fund upon sale of open futures contracts.


  Although techniques other than the sale and purchase of futures contracts could be used to control the Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Fund will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.


  Restrictions on the Use of Futures Contracts. The Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets. In addition, the Fund will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 20% of the Fund's total assets.


  Risk Factors in Futures Transactions. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge.


  The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market. The principal stock index futures exchanges in the U.S. are the board of Trade of the City of Chicago and the Chicago Mercantile Exchange.


  The risk of loss in trading futures contracts in some strategies can be substantial, due to the low margin deposits required. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. The Fund is not subject to extreme losses from futures because 100% of the contract obligation is held separately in cash or other liquid portfolio securities. The Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.


  Utilization of futures transactions by the Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that the Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option. Additionally, investments in futures contracts and options involve the risk that the investment advisers will incorrectly predict stock market and interest rate trends.


  Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.


  Federal Tax Treatment of Futures Contracts. The Fund is required for federal income tax purposes to recognize as income for each taxable year, its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In these cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gains and losses on certain other futures contracts (primarily non-U.S. futures contracts) are not recognized until the contracts are closed and are treated as long-term or short-term depending on the holding period of the contract. Sales of futures contracts which are intended to hedge against a change in the value of securities held by the Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. The Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Fund.


  In order for a Fund to continue to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies, or other income derived with respect to the Fund's business of investing in securities. It is anticipated that any net gain recognized on futures contracts will be considered qualifying income for purposes of the 90% requirement.


  The Fund will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised on the nature of the distributions.


  TEMPORARY INVESTMENTS. The Fund may take temporary defensive measures that are inconsistent with the Fund's normal fundamental or non-fundamental investment policies and strategies in response to adverse market, economic, political, or other conditions. Such measures could include investments in: (a) highly liquid short-term fixed-income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. Government and its agencies, commercial paper, and bank certificates of deposits; (b) shares of other investment companies which have investment objectives consistent with those of the Fund; (c) repurchase agreements involving any such securities; and (d) other money market instruments. There is no limit on the extent to which the Fund may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.


                       FUNDAMENTAL INVESTMENT LIMITATIONS


The Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the Fund's shares. For these purposes, a "majority" of shares means the lesser of: (i) shares representing 67% or more of the Fund's net assets voted, so long as shares representing more than 50% of the Fund's net assets are present or represented by proxy; or (ii) shares representing more that 50% of the Fund's net assets.

  BORROWING. The Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. The Fund may borrow money through banks, reverse repurchase agreements, or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions. The Fund may not make any additional investments whenever its outstanding borrowings exceed 5% of net assets.


  COMMODITIES. The Fund may not invest in commodities, except that it may invest in stock futures contracts and options. No more that 5% of the Fund assets may be used as initial margin deposit for futures contracts, and no more that 20% of the Fund's assets may be invested in stock futures contracts or options at any time.


  DIVERSIFICATION.  With respect to 75% of its total  assets,  the Fund may not:
(i) purchase more than 10% of the outstanding voting securities of any one issuer, or (ii) purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities.


  ILLIQUID OR RESTRICTED SECURITIES. The Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.


INDUSTRY CONCENTRATION. The Fund may not invest more that 25% of its total assets in any one industry.


  INVESTING FOR CONTROL. The Fund may not invest in a company for the purpose of controlling its management.


  INVESTMENT COMPANIES. The Fund may not invest in any other investment company, except through a merger, consolidation or acquisition of assets, or to the extent permitted by Section 12 of the 1940 Act. Investment companies whose shares the Fund acquires pursuant to Section 12 must have investment objectives and investment policies consistent with those of the Fund.


  LOANS. The Fund may not lend money to any person except by purchasing fixed-income securities or by entering into repurchase agreements, or through Vanguard's interfund lending program by lending its portfolio securities.


  MARGIN. The Fund may not purchase securities on margin or sell securities short, except as permitted by the Fund's investment policies relating to commodities.


     PLEDGING ASSETS. The Fund may not pledge, mortgage, or hypothecate more that 15% of its net assets.


  REAL ESTATE. The Fund may not invest directly in real estate, although it may invest in securities of companies that deal in real estate, or interests therein.


     SENIOR SECURITIES. The Fund may not issue senior securities, except in compliance with the 1940 Act.


     UNDERWRITING. The Fund may not engage in the business of underwriting securities issued by other persons. The Fund will not be considered an underwriter when disposing of its investment securities.


  The investment limitations set forth above are considered at the time investment securities are purchased. For example, if a percentage restriction is adhered to at the time the investment is made, a later increase in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction.


  None of these limitations prevents the Fund from participating in The Vanguard Group. As a member of The Vanguard Group, the Fund may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirements. See "Management of the Fund" for more information.

                                   SHARE PRICE


The Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange (Exchange), generally 4 p.m., Eastern time. Net asset value per share is computed by dividing the net assets attributed to each share class by the number of Fund shares outstanding for that class.
 The Exchange typically observes the following holidays: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Although the Fund expects the same holidays to be observed in the future, the Exchange may modify its holiday schedule or hours of operation at any time.


                               PURCHASE OF SHARES

The purchase price of shares of the Fund is the net asset value per share next determined after the order is received. The net asset value per share is calculated as of the regular close of trading on the Exchange, generally 4 p.m., Eastern time on each day the Exchange is open for business. An order received prior to the close of the Exchange will be executed at the price computed on the date of receipt; and an order received after the close of the Exchange will be executed at the price computed on the next day the Exchange is open.


  The Fund reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum investment for or any other restrictions on initial and subsequent investments for certain fiduciary accounts, such as employee benefit plans, or under circumstances where certain economies can be achieved in sales of the Fund's shares.


                              REDEMPTION OF SHARES

The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the Exchange is closed, or trading on the Exchange is restricted as determined by the Commission, (ii) during any period when an emergency exists as defined by the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.


  The Fund has made an election with the Commission to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period.


  No charge is made by the Fund for redemptions. Shares redeemed may be worth more or less than what was paid for them, depending on the market value of the securities held by the Fund.


                             MANAGEMENT OF THE FUND


THE VANGUARD GROUP

The Fund is a member of The Vanguard Group of Investment Companies, which consists of more than 100 funds. Through their jointly-owned subsidiary, The Vanguard Group, Inc. (Vanguard), the Fund and the other funds in The Vanguard Group obtain at cost virtually all of their corporate management, administrative, and distribution services. Vanguard also provides investment advisory services on an at-cost basis to certain Vanguard funds.


  Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the funds and also furnishes the funds with necessary office space, furnishings, and equipment. Each fund pays its share of Vanguard's total expenses which are allocated among the funds under methods approved by the board of trustees of each fund. In addition, each fund bears its own direct expenses such as legal, auditing, and custodian fees.


  The funds' officers are also officers and employees of Vanguard. No officer or employee owns, or is permitted to own, any securities of any external adviser for the funds.

  Vanguard, Vanguard Marketing Corporation, the funds' advisers, and the funds have adopted Codes of Ethics reasonably designed to prevent employees who may have access to nonpublic information about the trading activities of the funds (access persons) from profiting from that information. The Codes permit access persons to invest in securities for their own accounts, including securities that may be held by a fund, but place substantive and procedural restrictions on their trading activities. For example, the Codes require that access persons receive advance approval for securities trades to ensure that there is no conflict with the trading activities of the funds.



  Vanguard was established and operates under an Amended and Restated Funds' Service Agreement which was approved by the shareholders of each of the funds. The amounts which each of the funds has invested are adjusted from time to time in order to maintain the proportionate relationship between each funds' relative net assets and its contribution to Vanguard's capital. The Amended and Restated Funds' Service Agreement provides as follows: (a) each Vanguard fund may be called upon to invest up to 0.40% of its current net assets in Vanguard, and (b) there is no other limitation on the dollar amount that each Vanguard fund may contribute to Vanguard's capitalization. At September 30, 2002, the Morgan Growth Fund had contributed capital of $545,000 to Vanguard, representing 0.02% of the Fund's net assets and 0.54% of Vanguard's capitalization.



  MANAGEMENT. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships; (6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the funds by third parties.


  DISTRIBUTION. Vanguard Marketing Corporation, a wholly-owned subsidiary of The Vanguard Group, Inc., provides all distribution and marketing activities for the funds in the Group. The principal distribution expenses are for advertising, promotional materials and marketing personnel. Distribution services may also include organizing and offering to the public, from time to time, one or more new investment companies which will become members of Vanguard. The trustees of Vanguard review and approve determine the amount to be spent annually on distribution and activities, the manner and amount to be spent on each fund. The trustees also determine and whether to organize new investment companies.


  One half of the distribution expenses of a marketing and promotional nature is allocated among the Vanguard funds based upon relative net assets. The remaining one half of those expenses is allocated among the funds based upon each fund's sales for the preceding 24 months relative to the total sales of the funds as a Group, provided, however, that no fund's aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional nature shall exceed 125% of average distribution expense rate for Vanguard, and that no fund shall incur annual distribution expenses in excess of 0.20 of 1% of its average month-end net assets.



  During the fiscal years ended December 31, 1999, 2000, the nine-month period ended September 30, 2001, and the fiscal year ended September 30, 2002, the Fund incurred the following approximate amounts of The Vanguard Group's management and administrative (including transfer agency), distribution, and marketing expenses: $12,351,000, $16,994,000, $10,522,000, and $12,037,000, respectively.



  The Fund has asked its investment adviser to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the Fund part of the commissions generated. Such rebates are used solely to reduce the Fund's management and administrative expenses and are not reflected in these totals.


INVESTMENT ADVISORY SERVICES

Vanguard also provides the Fund with investment advisory services. These services are provided on an at-cost basis from a money management staff employed directly by Vanguard.

OFFICERS AND TRUSTEES

The officers of the Fund manage its day-to-day operations under the direction of the Fund's board of trustees. The trustees set broad policies for the Fund and choose the Fund's officers. Each trustee serves the Fund until its termination; or until the trustee's retirement, resignation, death; or otherwise as specified in the Trust's organizational documents. Any trustee may be removed at a meeting of shareholders by a vote representing two-thirds of the total net asset value of all shares of the Fund. Each trustee also serves as a director of The Vanguard Group, Inc.


  The following chart shows information for each trustee and executive officer of the Fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         NUMBER OF
                                                                                                                         VANGUARD
                                                                                                                           FUNDS
                                   POSITION(S)                                                                          OVERSEEN BY
                                   HELD WITH              TRUSTEE/            PRINCIPAL OCCUPATION(S) DURING              TRUSTEE/
NAME, YEAR OF BIRTH                  FUND              OFFICER SINCE              THE PAST FIVE YEARS                     OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
Interested Trustee

John J. Brennan*               Chairman of the            May, 1987          Chairman of the Board, Chief Executive             109
(1954)                         Board, Chief                                  Officer, and Director(Trustee) of The
                               Executive Officer                             Vanguard Group, Inc. and each of the
                               and Trustee                                   investment companies served by The
                                                                             Vanguard Group, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

Charles D. Ellis               Trustee                  January, 2001        The Partners of '63 (probono ventures in           109
(1937)                                                                       education); Senior Advisor to Greenwich
                                                                             Associates (international business strategy
                                                                             consulting); Successor Trustee of Yale
                                                                             University; Overseer of the Stern School of
                                                                             Business at New York University; Trustee of
                                                                             the Whitehead Institute for Biomedical
                                                                             Research.

*Officers of the Fund are "Interested persons" as defined in the 1940 Act.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         NUMBER OF
                                                                                                                         VANGUARD
                                                                                                                           FUNDS
                                   POSITION(S)                                                                          OVERSEEN BY
                                   HELD WITH              TRUSTEE/            PRINCIPAL OCCUPATION(S) DURING              TRUSTEE/
NAME, YEAR OF BIRTH                  FUND              OFFICER SINCE              THE PAST FIVE YEARS                     OFFICER
-----------------------------------------------------------------------------------------------------------------------------------

Rajiv L. Gupta                 Trustee                  December, 2001       Chairman and Chief Executive Officer                87
(1945)                                                                       (since October, 1999), Vice Chairman
                                                                             (January-September 1999),and Vice
                                                                             President (prior to September, 1999) of
                                                                             Rohm and Haas Co.(chemicals); Director
                                                                             of Technitrol, Inc. (electronic components)
                                                                             and AgereSystems (communication
                                                                             components); Board Member of
                                                                             American Chemistry Council; Trustee of
                                                                             Drexel University.



JoAnn Heffernan Heisen         Trustee                    July, 1998         Vice President, Chief Information Officer, and     109
(1950)                                                                       Member of the Executive Committee of
                                                                             Johnson & Johnson (pharmaceuticals/
                                                                             consumer products); Director of the Medical
                                                                             Center at Princeton and Women's Research
                                                                             and Education Institute.


Burton G. Malkiel              Trustee                    May, 1977          Chemical Bank Chairman's Professor of              107
(1932)                                                                       Economics, Princeton University; Director of
                                                                             Vanguard Investment Series plc (Irish investment
                                                                             fund) since November, 2001, Vanguard Group
                                                                             (Ireland) Limited (Irish investment
                                                                             management firm) since November, 2001,
                                                                             Prudential Insurance Co. of America, BKF
                                                                             Capital (investment management), The Jeffrey
                                                                             Co. (holding company), and NeuVis, Inc.
                                                                             (software company).


Alfred M. Rankin, Jr.          Trustee                  January, 1993        Chairman, President, Chief Executive               109
(1941)                                                                       Officer, and Director of NACCO Industries,
                                                                             Inc. (forklifttrucks/housewares/lignite);
                                                                             Director of Goodrich Corporation.
                                                                             (industrialproducts/aircraft systems and
                                                                             services). Director of the Standard
                                                                             Products Company (supplier for
                                                                             automotive industry) until1998.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         NUMBER OF
                                                                                                                         VANGUARD
                                                                                                                           FUNDS
                                   POSITION(S)                                                                          OVERSEEN BY
                                   HELD WITH              TRUSTEE/            PRINCIPAL OCCUPATION(S) DURING              TRUSTEE/
NAME, YEAR OF BIRTH                  FUND              OFFICER SINCE              THE PAST FIVE YEARS                     OFFICER
-----------------------------------------------------------------------------------------------------------------------------------

J. Lawrence Wilson             Trustee                   April, 1985         Retired Chairman and Chief Executive               109
(1936)                                                                       Officer of Rohm and Haas Co. (chemicals);
                                                                             Director of Cummins Inc. (diesel engines),
                                                                             The Mead Corp. (paper products), and
                                                                             AmerisourceBergen Corp. (pharmaceutical
                                                                             distribution); Trustee of Vanderbilt
                                                                             University.
-----------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
R. Gregory Barton*             Secretary                  June, 2001         Managing Director and General Counsel              109
(1951)                                                                       of The Vanguard Group, Inc. (since
                                                                             September, 1997); Secretary of The
                                                                             Vanguard Group, Inc. and of each of the
                                                                             investment companies served by The
                                                                             Vanguard Group, Inc. (since June, 2001);
                                                                             Principal of The Vanguard Group, Inc.
                                                                             (prior to September, 1997).


Thomas J. Higgins*             Treasurer                  July, 1998         Principal of The Vanguard Group, Inc.;             109
(1957)                                                                       Treasurer of each of the
                                                                             investment companies served by The
                                                                             Vanguard Group, Inc. (since July, 1998).
-----------------------------------------------------------------------------------------------------------------------------------

*Officers of the Fund are "Interested persons" as defined in the 1940 Act.


  Mr. Ellis is a Senior Advisor to Greenwich Associates, a firm that consults on business strategy to professional financial services organizations in markets around the world. A large number of financial service providers, including The Vanguard Group, Inc., subscribe to programs of research-based consulting.
 Vanguard has paid Greenwich subscription fees amounting to less than $275,000 since January 1, 1999. Vanguard's subscription rates are similar to those of other subscribers.


  Board Committees:  The Fund's board has the following committees:

.. Audit  Committee:   This  committee  oversees  the  accounting  and  financial reporting policies, the systems of internal controls, and the independent audits of the Fund and The Vanguard Group, Inc. All independent trustees serve as members of the committee. The committee held three meetings during the Fund's last fiscal year.

.. Compensation Committee: This committee oversees the compensation programs established by the Fund and The Vanguard Group, Inc., for the benefit of their employees, officers, and trustees/directors. All independent trustees serve as members of the committee. The committee held two meetings during the Fund's last fiscal year.

.. Nominating Committee: This committee nominates candidates for election to the board of directors of The Vanguard Group, Inc., and the board of trustees of the Fund (collectively, the "Vanguard boards"). The committee also has the authority to recommend the removal of any director or trustee from the Vanguard boards. All independent trustees serve as members of the committee. The committee held two meetings during the Fund's last fiscal year.


  The Nominating Committee will consider shareholder recommendations for trustee nominees. Shareholders may send recommendations to Mr. Wilson, Chairman of the Committee.

TRUSTEES' OWNERSHIP OF FUND SHARES

All trustees allocate their investments among the various Vanguard funds based on their own investment needs. The following table shows each trustee's ownership of shares of the Fund and of all Vanguard funds served by the trustee as of December 31, 2001. As a group, the Fund's trustees and officers own less than 1% of the outstanding shares of the Fund.

                                                                      DOLLAR RANGE OF   AGGREGATE DOLLAR
                                                                        FUND SHARES         RANGE OF
                                                                         OWNED BY        VANGUARD FUND
NAME OF FUND                                  NAME OF TRUSTEE             TRUSTEE       SHARES OWNED BY
                                                                                            TRUSTEE
-----------------------------------------------------------------------------------------------------------
Vanguard Morgan Growth Fund                   John J. Brennan          Over $100,000      Over $100,000
                                              Charles D. Ellis              None          Over $100,000
                                              Rajiv L. Gupta                None          Over $100,000
                                              JoAnn Heffernan Heisen        None          Over $100,000
                                              Burton G. Malkiel             None          Over $100,000
                                              Alfred M. Rankin, Jr.   $50,001-$100,000    Over $100,000
                                              J. Lawrence Wilson            None          Over $100,000



TRUSTEES COMPENSATION

The same individuals serve as trustees of all Vanguard funds (with three exceptions, which are noted in the table on page B-16), and each fund pays a proportionate share of the trustees' compensation. The funds employ their officers on a shared basis, as well. However, officers are compensated by Vanguard, not the funds.


  INDEPENDENT TRUSTEE. The funds compensate their independent trustees--that is, the ones who are not also officers of the funds--in three ways:

.. The independent trustees receive an annual fee for their service to the funds, which is subject to reduction based on absences from scheduled board meetings.

.. The independent trustees are reimbursed for the travel and other expenses that they incur in attending board meetings.

.. Upon retirement (after attaining age 65 and completing five years of service), the independent trustees who began their service prior to January 1, 2001, receive a retirement benefit under a separate account arrangement. As of January 1, 2001, the opening balance of each eligible trustee's separate account was generally equal to the net present value of the benefits he or she accrued under the trustees' former retirement plan. Each eligible trustee's separate account will be credited annually with interest at a rate of 7.5% until the trustee receives his or her final distribution. Those independent trustees who began their service on or after January 1, 2001, are not eligible to participate in the plan.


  "INTERESTED" TRUSTEE. Mr. Brennan serves as a trustee, but is not paid in this capacity. He is, however, paid in his role as officer of The Vanguard Group, Inc.


  COMPENSATION TABLE. The following table provides compensation details for each of the trustees. We list the amounts paid as compensation and accrued as retirement benefits by the Fund for each trustee. In addition, the table shows the total amount of benefits that we expect each trustee to receive from all Vanguard funds upon retirement, and the total amount of compensation paid to each trustee by all Vanguard funds.

                           VANGUARD MORGAN GROWTH FUND
                          TRUSTEES' COMPENSATION TABLE


                                            PENSION OR
                                            RETIREMENT                         TOTAL
                                             BENEFITS                      COMPENSATION
                             AGGREGATE      ACCRUED AS                       FROM ALL
                            COMPENSATION   PART OF THIS   ACCRUED ANNUAL     VANGUARD
                             FROM THIS        FUND'S        RETIREMENT     FUNDS PAID TO
NAME OF TRUSTEE                 FUND(1)      EXPENSES(1)    BENEFIT AT        TRUSTEE(2)
                                                           JANUARY 1, 2002
-------------------------------------------------------------------------------------------
John J. Brennan                 None           None            None             None
Charles D. Ellis(3)             $605           None            None           $108,000
Rajiv L. Gupta(4)                605           None            None           $108,000
JoAnn Heffernan Heisen          $605            $12           $2,992          $108,000
Bruce K. MacLaury(5)            $162            $9            $2,992            None
Burton G. Malkiel               $608            $46           $9,799          $108,000
Alfred M. Rankin, Jr.           $605            $23           $5,000          $108,000
James O. Welch, Jr.(5)          $146            $11           $5,000            None
J. Lawrence Wilson              $690            $34           $7,266         $123,000

(1) The amounts shown in this column are based on the Fund's fiscal period ended September 30, 2001.
(2) The amounts reported in this column reflect the total compensation paid to each trustee for his or her service as trustee of 106 Vanguard funds (104 in the case of Mr. Malkiel; 86 in the case of Mr. MacLaury; and 84 in the case of Mr. Gupta) for the 2001 calendar year.
(3) Mr. Ellis joined the Fund's board, effective January 1, 2001.
(4) Mr. Gupta joined the Fund's board, effective December 31, 2001.
(5) Mr. MacLaury and Mr. Welch retired from the Fund's board, effective
  December 31, 2001.


                          INVESTMENT ADVISORY SERVICES

The Fund currently uses three separate investment advisers, each of whom manages the investment and reinvestment of a portion of the Vanguard Morgan Growth Fund's assets. Prior to April 24, 1990, Wellington Management Company served as the Fund's sole investment adviser.

WELLINGTON MANAGEMENT COMPANY, LLP


The Fund employs Wellington Management Company, LLP (Wellington Management) under an investment advisory agreement to manage the investment and reinvestment of a portion of the Fund's assets, and to continuously review, supervise, and administer the Fund's investment program. Wellington Management discharges its responsibilities subject to the supervision and oversight of the officers and trustees of the Fund.


  The Fund pays Wellington Management a basic fee at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the following annual percentage rates, to the Fund's average month-end net assets managed by Wellington Management for the quarter:


NET ASSET                                 ANNUAL RATE
---------
First $500 million...........                  0.175%
Next $500 million............                  0.100%
Over $1 billion..............                  0.075%





  The basic fee will be increased or decreased by applying a performance fee adjustment based on the investment performance of the assets of the Fund managed by Wellington Management (the Wellington Management Portfolio) relative to the investment record of the Russell 3000 Growth Index (the Index), which is described on page B-29.

  The following table sets forth the adjustment rates payable by the Fund to Wellington Management under the investment advisory agreement:



CUMULATIVE 36-MONTH                                             PERFORMANCE FEE
PERFORMANCE VS. THE INDEX                                            ADJUSTMENT
-------------------------                                                     *
Trails by -12% or more........                                -0.50 x Basic Fee
Trails by more than -6% but less than -12%                    -0.25 x Basic Fee
Trails/Exceeds from -6% to 6%.                                 0.00 x Basic Fee
Exceeds by more than 6% but less than 12%                     +0.25 x Basic Fee
Exceeds by 12% or more........                                +0.50 x Basic Fee
         *For purposes of determining the adjustment, the quarterly rate is applied against the net assets of the Wellington Management Portfolio averaged over the same time period for which the performance is measured.

  TRANSITION RULE FOR CALCULATING WELLINGTON MANAGEMENT'S COMPENSATION. The fee structure described above will not be fully operable until the quarter ending
September 30, 2005. Until that date, the adjustment will be determined by linking the investment performance of the Index and that of the Growth Fund Stock Index.

  1 QUARTER ENDED SEPTEMBER 30, 2002. The adjustment will be determined by linking the investment performance of the Growth Fund Stock Index for the eleven quarters and two months ended August 31, 2002, with that of the Index for the one month ended September 30, 2002.


  2 QUARTER ENDING DECEMBER 31, 2002. The adjustment will be determined by linking the investment performance of the Growth Fund Stock Index for the ten quarters and two months ended August 31, 2002, with that of the Index for the one month and one quarter ending December 31, 2002.


  3 QUARTER ENDING MARCH 31, 2003. The adjustment will be determined by linking the investment performance of the Growth Fund Stock Index for the nine quarters and two months ended August 31, 2002, with that of the Index for the one month and two quarters ending March 31, 2003.


  4 QUARTER ENDING JUNE 30, 2003. The adjustment will be determined by linking the investment performance of the Growth Fund Stock Index for the eight quarters and two months ended August 31, 2002, with that of the Index for the one month and three quarters ending June 30, 2003.


  5 QUARTER ENDING SEPTEMBER 30, 2003. The adjustment will be determined by linking the investment performance of the Growth Fund Stock Index for the seven quarters and two months ended August 31, 2002, with that of the Index for the one month and four quarters ending September 30, 2003.


  6 QUARTER ENDING DECEMBER 31, 2003. The adjustment will be determined by linking the investment performance of the Growth Fund Stock Index for the six quarters and two months ended August 31, 2002, with that of the Index for the one month and five quarters ending December 31, 2003.


  7 QUARTER ENDING MARCH 31, 2004. The adjustment will be determined by linking the investment performance of the Growth Fund Stock Index for the five quarters and two months ended August 31, 2002, with that of the Index for the one month and six quarters ending March 31, 2004.


  8 QUARTER ENDING JUNE 30, 2004. The adjustment will be determined by linking the investment performance of the Growth Fund Stock Index for the four quarters and two months ended August 31, 2002, with that of the Index for the one month and seven quarters ending June 30, 2004.

  9 QUARTER ENDING SEPTEMBER 30, 2004. The adjustment will be determined by linking the investment performance of the Growth Fund Stock Index for the three quarters and two months ended August 31, 2002, with that of the Index for the one month and eight quarters ending September 30, 2004.

  10 QUARTER ENDING DECEMBER 31, 2004. The adjustment will be determined by linking the investment performance of the Growth Fund Stock Index for the two quarters and two months ended August 31, 2002, with that of the Index for the one month and nine quarters ending December 31, 2004.


  11 QUARTER ENDING MARCH 31, 2005. The adjustment will be determined by linking the investment performance of the Growth Fund Stock Index for the one quarter and two months ended August 31, 2002, with that of the Index for the one month and ten quarters ending March 31, 2005.


  12 QUARTER ENDING JUNE 30, 2005. The adjustment will be determined by linking the investment performance of the Growth Fund Stock Index for the two months ended August 31, 2002, with that of the Index for the one month and eleven quarters ending June 30, 2005.


  13 QUARTER ENDING SEPTEMBER 30, 2005. The adjustment will be fully operable.


  The investment performance of the Wellington Management Portfolio for such period, expressed as a percentage of the Wellington Management Portfolio's net asset value per share at the beginning of such period, shall be the sum of: (i) the change in the Wellington Management Portfolio's net asset value per share during such period; (ii) the value of the Wellington Management Portfolio's cash distributions per share having an ex-dividend date occurring within such period; and (iii) the per share amount of capital gains taxes paid or accrued during such period by the Wellington Management Portfolio for undistributed realized long-term capital gains.


  The investment record of the Index for any period, expressed as a percentage of the Index level at the beginning of such period, shall be the sum of (i) the change in the level of the Index during such period and (ii) the value, computed consistently with the Index, of cash distributions having an ex-dividend date occurring within such period made by companies whose securities comprise the Index. The foregoing notwithstanding, any computation of the investment performance of the Wellington Management Portfolio and the investment record of the Index shall be in accordance with any then applicable rules of the Commission.


  RELATED INFORMATION CONCERNING WELLINGTON MANAGEMENT. Wellington Management, 75 State Street, Boston, MA 02109, is a professional investment counseling firm which provides investment services to investment companies, other institutions, and individuals. Among the clients of Wellington Management are fifteen of the investment companies of The Vanguard Group.


  Wellington Management is a Massachusetts limited liability partnership, and the following persons serve as managing partners of Wellington Management:
Laurie A. Gabriel, Duncan M. McFarland, and John R. Ryan. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. Robert D. Rands, Senior Vice President of Wellington Management, has served as portfolio manager of the Fund since 1994.


  During the fiscal years ended December 31, 1999, and 2000, the nine-month period ended September 30, 2001, and the fiscal year ended September 30, 2002, the Fund paid the following advisory fees to Wellington Management:




                                            NINE MONTHS
                                                  ENDED
                                 1999     SEPT. 30, 2001         2002
----------------------------------------------------------------------
Basic Fee.......           $1,831,000         $1,389,000   $1,628,000
Increase or Decrease for
 Performance Adjustment       378,000            729,000      983,000
Total...........           $2,209,000         $2,118,000   $2,611,000

FRANKLIN PORTFOLIO ASSOCIATES, LLC

The Fund employs Franklin Portfolio Associates, LLC under an investment advisory agreement to manage the investment and reinvestment of a portion of the Fund's assets. Franklin Portfolio Associates discharges its responsibilities subject to the supervision and oversight of the officers and trustees of the Fund.


  The Fund pays Franklin Portfolio Associates a basic fee at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the following annual percentage rates, to the average month-end net assets managed by Franklin Portfolio Associates for the quarter:


NET ASSETS                                  ANNUAL RATE
----------
First $100 million............                    0.25%
Next $200 million.............                    0.20%
Next $200 million.............                    0.15%
Next $200 million.............                    0.10%
Next $4 billion...............                    0.08%
Over $5 billion...............                    0.06%

  The basic fee may be increased or decreased by applying a performance fee adjustment based on the investment performance of the assets of the Fund managed by Franklin Portfolio Associates (the Franklin Portfolio) relative to the investment record of the Russell Midcap Growth Index (the Index). The adjustment is calculated as follows:



CUMULATIVE 36-MONTH                         PERFORMANCE FEE
PERFORMANCE VS. THE INDEX                         ADJUSTMENT
-------------------------                                  *
Trails by -6% or more.........             -0.80 x Basic Fee
Trails by more than -3% but less than -6%  -0.40 x Basic Fee
Trails/Exceeds from -3% to 3%.              0.00 x Basic Fee
Exceeds by more than 3% but less than 6%   +0.40 x Basic Fee
Exceeds by 6% or more.........             +0.80 x Basic Fee
         *For purposes of determining the adjustment, the quarterly rate is applied against the net assets of the Franklin Portfolio Associates averaged over the same time period for which the performance is measured.

  TRANSITION RULE FOR CALCULATING FRANKLIN PORTFOLIO ASSOCIATES' COMPENSATION. The fee structure described above will not be fully operable until the quarter ending September 30, 2005. Until that date, the adjustment will be determined by linking the investment performance of the Index and that of the Growth Fund Stock Index.


  1 QUARTER ENDED SEPTEMBER 30, 2002. The adjustment will be determined by linking the investment performance of the Growth Fund Stock Index for the eleven quarters and two months ended August 31, 2002, with that of the Index for the one month ended September 30, 2002.


  2 QUARTER ENDING DECEMBER 31, 2002. The adjustment will be determined by linking the investment performance of the Growth Fund Stock Index for the ten quarters and two months ended August 31, 2002, with that of the Index for the one month and one quarter ending December 31, 2002.


  3 QUARTER ENDING MARCH 31, 2003. The adjustment will be determined by linking the investment performance of the Growth Fund Stock Index for the nine quarters and two months ended August 31, 2002, with that of the Index for the one month and two quarters ending March 31, 2003.


  4 QUARTER ENDING JUNE 30, 2003. The adjustment will be determined by linking the investment performance of the Growth Fund Stock Index for the eight quarters and two months ended August 31, 2002, with that of the Index for the one month and three quarters ending June 30, 2003.

  5 QUARTER ENDING SEPTEMBER 30, 2003. The adjustment will be determined by linking the investment performance of the Growth Fund Stock Index for the seven quarters and two months ended August 31, 2002, with that of the Index for the one month and four quarters ending September 30, 2003.

  6 QUARTER ENDING DECEMBER 31, 2003. The adjustment will be determined by linking the investment performance of the Growth Fund Stock Index for the six quarters and two months ended August 31, 2002, with that of the Index for the one month and five quarters ending December 31, 2003.


  7 QUARTER ENDING MARCH 31, 2004. The adjustment will be determined by linking the investment performance of the Growth Fund Stock Index for the five quarters and two months ended August 31, 2002, with that of the Index for the one month and six quarters ending March 31, 2004.


  8 QUARTER ENDING JUNE 30, 2004. The adjustment will be determined by linking the investment performance of the Growth Fund Stock Index for the four quarters and two months ended August 31, 2002, with that of the Index for the one month and seven quarters ending June 30, 2004.


  9 QUARTER ENDING SEPTEMBER 30, 2004. The adjustment will be determined by linking the investment performance of the Growth Fund Stock Index for the three quarters and two months ended August 31, 2002, with that of the Index for the one month and eight quarters ending September 30, 2004.


  10 QUARTER ENDING DECEMBER 31, 2004. The adjustment will be determined by linking the investment performance of the Growth Fund Stock Index for the two quarters and two months ended August 31, 2002, with that of the Index for the one month and nine quarters ending December 31, 2004.


  11 QUARTER ENDING MARCH 31, 2005. The adjustment will be determined by linking the investment performance of the Growth Fund Stock Index for the one quarter and two months ended August 31, 2002, with that of the Index for the one month and ten quarters ending March 31, 2005.


  12 QUARTER ENDING JUNE 30, 2005. The adjustment will be determined by linking the investment performance of the Growth Fund Stock Index for the two months ended August 31, 2002, with that of the Index for the one month and eleven quarters ending June 30, 2005.


  13 QUARTER ENDING SEPTEMBER 30, 2005. The adjustment will be fully operable.


  During the fiscal years ended December 31, 1999, and 2000, the nine-month period ended September 30, 2001, and the fiscal year ended September 30, 2002, the Fund paid the following advisory fees to Franklin Portfolio Associates:


                                              NINE MONTHS
                                                    ENDED
                                1999       SEPT. 30, 2001          2002
-------------------------------------------------------------------------
Basic Fee.......          $1,982,000          $1,332,000    $ 1,501,000
Increase or Decrease for
 Performance Adjustment     (212,000)         (1,224,000)    (1,015,000)
Total...........          $1,770,000            $108,000      $(486,000)

  The investment performance of the Franklin Portfolio for such period, expressed as a percentage of the Franklin Portfolio's net asset value per share at the beginning of such period, shall be the sum of: (i) the change in the Franklin Portfolio's net asset value per share during such period; (ii) the value of the Franklin Portfolio's cash distributions per share having an ex-dividend date occurring within such period; and (iii) the per share amount of capital gains taxes paid or accrued during such period by the Franklin Portfolio for undistributed realized long-term capital gains.

  The investment record of the Index for any period, expressed as a percentage of the Index level at the beginning of such period, shall be the sum of (i) the change in the level of the Index during such period and (ii) the value, computed consistently with the Index, of cash distributions having an ex-dividend date occurring within such period made by companies whose securities comprise the Index. The foregoing notwithstanding, any computation of the investment performance of the Franklin Portfolio and the investment record of the Index shall be in accordance with any then applicable rules of the Commission.

  RELATED INFORMATION CONCERNING FRANKLIN PORTFOLIO ASSOCIATES. Franklin Portfolio Associates, Two International Place, Boston, MA 02110, is a Maryland limited liability company, which is an indirect, wholly-owned subsidiary of Mellon Financial Corporation. Franklin Portfolio Associates is a professional investment counseling firm which specializes in the management of common stock funds through the use of quantitative investment models.


THE VANGUARD GROUP


The Vanguard Group provided investment advisory services on an at-cost basis with respect to 28% of the Fund's assets as of September 30, 2002. Vanguard employs a quantitative investment approach that analyzes many factors and uses computer techniques to build its portfolio. The remaining portion of the Fund's assets (3% as of September 30, 2002) are also managed by Vanguard, and are invested in stock futures, and/or shares of exchange-traded funds, including VIPER/TM /Shares issued by any Vanguard stock index fund, to achieve performance similar to that of common stocks while maintaining flexibility to meet the liquidity needs of the Fund. Investments in exchange-traded fund shares are made in accordance with limitations imposed under the Investment Company Act.


  For the fiscal years ended December 31, 1999 and 2000, the nine-month period ended September 30, 2001, and the fiscal year ended September 30, 2002, the Fund incurred advisory expenses owed to Vanguard of $500,000, $457,000, $433,000, and $584,000, respectively.



DURATION AND TERMINATION OF INVESTMENT ADVISORY AGREEMENTS

The Fund's current agreements with its advisers are renewable for successive one-year periods only if (1) each renewal is approved by a vote of the Fund's board of trustees, including the affirmative votes of a majority of the trustees who are not parties to the contract or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of considering such approval, or (2) each renewal is specifically approved by a vote of a majority of the Fund's outstanding voting securities. An agreement is automatically terminated if assigned (as defined under the 1940 Act), and may be terminated without penalty at any time either (1) by vote of the board of trustees of the Fund on sixty (60) days' written notice to the adviser, (2) by a vote of a majority of the Fund's outstanding voting shares, or (3) by the adviser upon ninety (90) days' written notice to the Fund.


 BOARD REVIEW OF INVESTMENT ADVISORY ARRANGEMENTS. The Fund's board of trustees oversees the Fund's management and performance on a continuous basis, and the board determines annually whether to approve and renew the Fund's investment advisory agreement. Vanguard provides the board with monthly, quarterly, and annual analyses of the adviser's performance. In addition, the investment advisers provide the board with quarterly self-evaluations and certain other information the board deems important to evaluate the short- and long-term performance of the advisers. The Fund's portfolio managers meet with the board periodically to discuss the management and performance of the Fund.


 When considering whether to renew an investment advisory contract, the board examines several factors, but does not identify any particular factor as controlling their decision. Some of the factors considered by the board include: the nature, extent, and quality of the advisory services provided as well as other material facts, such as the investment performance of the Fund's assets managed by an adviser and the fair market value of the services provided. The board reviews and considers the extent to which the adviser has realized or will realize economies of scale as the Fund grows. Additional information is provided to the board detailing other sources of revenue to the adviser or its affiliates from its relationship with the Fund and intangible or "fall-out" benefits that accrue to the adviser and its affiliates, if relevant, and the adviser's control of the investment expenses of the Fund, such as transaction costs, including ways in which portfolio transactions for the Fund are conducted and brokers are selected.


 For Vanguard Morgan Growth Fund, the board also takes into account the nature of the fee arrangements, which include breakpoints that will adjust the fee downward as the size of the Fund increases and a performance adjustment that is designed to benefit shareholders by aligning the advisers' fee with the investment returns delivered to shareholders.


 The board also reviews the investment performance of the Fund compared with a peer group of funds and an appropriate index or combination of indexes, in addition to a comparative analysis of expense ratios of, and advisory fees paid by, similar funds. The following table reflects a sample of the most recent data for the Fund:



                                                                                                         ADVISORY FEES
                                                                                                       EXPRESSED AS AN
                                                                                                      ANNUAL EFFECTIVE
                                         AVERAGE ANNUAL RETURN (BEFORE TAXES)           EXPENSE     RATE OF THE FUNDS'
                                         ------------------------------------              RATIO           AVERAGE NET
                                                                                                                ASSETS
                                     1 YEAR ENDED    5 YEARS ENDED    10 YEARS ENDED
                                        9/30/2002        9/30/2002         9/30/2002
-------------------------------------------------------------------------------------------------------------------------
VANGUARD MORGAN GROWTH FUND
 INVESTOR SHARES*                         -17.04%           -2.37%             8.35%       0.48%                  0.11%
Average Multi-Cap Growth Fund**            -20.38            -3.60              7.48        1.68                   0.69
Standard & Poor's 500 Index                -20.49            -1.63              9.00         N/A                    N/A
Russell 3000 Growth Index                  -22.22            -5.33              6.34         N/A                    N/A
 *Information  about the Fund's  Admiral  Shares may be found  elsewhere in this
Statement of Additional Information. **Derived from data provided by Lipper Inc.



  The primary reasons underlying the board's determination to renew the Fund's advisory agreements were as follows:


WELLINGTON MANAGEMENT COMPANY, LLP:


.. The board determined that the performance results for the portion of the Fund's assets managed by Wellington Management were reasonable, as compared with relevant performance standards, including the performance results of: (a) the Growth Fund Stock Index (described on page B-28); (b) the average multi-cap growth fund (derived from data provided by Lipper Inc.) and (c) other appropriate market indexes.


.. The board assessed that the advisory fee paid by the Fund was reasonable based on the average advisory fee for the Fund's Lipper peer group. The board also took into account the nature of the fee arrangements which include breakpoints that will adjust the fee downward as the size of the adviser's portfolio
  increases   and  a  performance   adjustment   that  is  designed  to  benefit
  shareholders by aligning the adviser's fee with the investment returns delivered to shareholders.

.. The board evaluated the adviser's investment staff and portfolio management process, and reviewed the composition and overall performance of the adviser's portfolio on both a short- and long-term basis. The board considered whether the Fund should obtain alternative portfolio management services and concluded that, under all the circumstances and based on its informed business judgement, the most appropriate course of action in the best interest of the Fund's shareholders was to renew the agreement with Wellington Management.


FRANKLIN PORTFOLIO ASSOCIATES, LLC

.. The board determined that the performance results for the portion of the Fund's assets managed by Franklin Portfolio Associates were reasonable, as compared with relevant performance standards, including the performance of:
  (a) the Growth Fund Stock index (described on page B-26); (b) the average multi-cap growth fund (derived from data provided by Lipper inc.); and
  (c) other appropriate market indexes.

.. The board assessed that the advisory fee paid by the Fund was reasonable based on the average advisory fee for the Fund's Lipper peer group. The board also took into account the nature of the fee arrangements which include breakpoints that will adjust the fee downward as the size of the adviser's portfolio
  increases   and  a  performance   adjustment   that  is  designed  to  benefit
  shareholders by aligning the adviser's fee with the investment returns delivered to shareholders.

.. The board evaluated the adviser's investment staff and portfolio management process, and reviewed the composition and overall performance of the adviser's portfolio on both a short- and long-term basis. The board considered whether the Fund should obtain alternative portfolio management services and concluded that, under all the circumstances and based on its informed business judgement, the most appropriate course of action in the best interest of the Fund's shareholders was to renew the agreement with Franklin Portfolio Associates.


THE VANGUARD GROUP, INC.:

When the board considers whether Vanguard should continue providing internalized investment management services at cost to the Fund, the board takes into account numerous factors, including:

.. The nature, extent and quality of the services provided.

.. Investment performance of the fund's assets managed by the Vanguard.

.. Fair market value of the services provided.

.. Comparative analysis of expense ratios of, and advisory fees paid by, similar funds.

.. Control of the operating expenses of the Fund, such as transaction costs, including ways in which portfolio transactions for the Fund are conducted and brokers are selected.


  Based upon its most recent evaluation of the investment staff, the portfolio management process, the short- and long-term performance, and the at-cost, internalized management arrangements for the Fund, the board determined that it would be in the best interests of the Fund's shareholders to continue its internalized management arrangement.


  Vanguard has adopted specific policies regarding the adviser's selection of brokers. For additional information, please see the Portfolio Transactions section of this Statement of Additional Information.


                             PORTFOLIO TRANSACTIONS

The investment advisory agreements authorize the advisers (with the approval of the Fund's board of trustees) to select the brokers or dealers that will execute the purchases and sales of securities for the Fund and direct the advisers to use their best efforts to obtain the best available price and most favorable execution as to all transactions for the Fund. The advisers have undertaken to execute each investment transaction at a price and commission which provides the most favorable total cost or proceeds reasonably obtainable under the circumstances.


  In placing portfolio transactions, the advisers will use their best judgment to choose the broker most capable of providing the brokerage services necessary to obtain the best execution under the circumstances. The full range and quality of brokerage services available will be considered in making these determinations. In those instances where it is reasonably determined that more than one broker can offer the brokerage services needed to obtain the best available price and most favorable execution, consideration may be given to those brokers which supply investment research and statistical information and provide other services in addition to execution services to the Fund and/or the advisers. The advisers consider such information useful in the performance of their obligations under the agreement but are unable to determine the amount by which such services may reduce its expenses.

  The investment advisory agreements also incorporate the concepts of Section 28(e) of the Securities Exchange Act of 1934 by providing that, subject to the approval of the Fund's board of trustees, the advisers may cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction; provided that such commission is deemed reasonable in terms of either that particular transaction or the overall responsibilities of the advisers to the Fund and the other funds in the Group.


  Currently, it is the Fund's policy that the advisers may at times pay higher commissions in recognition of brokerage services felt necessary for the achievement of better execution of certain securities transactions that otherwise might not be available. The advisers will only pay such higher commissions if they believe this to be in the best interest of the Fund. Some brokers or dealers who may receive such higher commissions in recognition of brokerage services related to execution of securities transactions are also providers of research information to the advisers and/or the Fund. However, the advisers have informed the Fund that they generally will not pay higher commission rates specifically for the purpose of obtaining research services.


  Some securities that are considered for investment by the Fund may also be appropriate for other Vanguard funds or for other clients served by the investment advisers. If such securities are compatible with the investment policies of the Fund and one or more of an adviser's other clients, and are considered for purchase or sale at or about the same time, then transactions in such securities will be aggregated by the adviser and the purchased securities or sale proceeds will be allocated among the participating Vanguard funds and the other participating clients of an adviser in a manner deemed equitable by the adviser.



  During the fiscal years ended December 31, 1999 and 2000, the nine-month period ended September 30, 2001, and the fiscal year ended September 30, 2002, the Fund paid $3,752,000 $5,637,000, $3,261,000, and $6,134,000, respectively, in brokerage commissions.



                             YIELD AND TOTAL RETURN


The yields of the Fund for the 30-day period ended September 30, 2002, were as follows: 0.41% for Investor Shares and 0.61% for Admiral Shares.

  The Fund's average annual total returns (both before and after taxes) for the one-, five-, and ten-year periods ended September 30, 2002, are set forth below.


                                1 YEAR ENDED  5 YEARS ENDED   10 YEARS ENDED
                                   9/30/2002       9/30/2002        9/30/2002
--------------------------------------------------------------------------------
VANGUARD MORGAN GROWTH FUND
INVESTOR SHARES
 Return Before Taxes                 -17.04%          -2.37%            8.35%
 Return After Taxes on
Distributions                         -17.21            -4.9             5.58
 Return After Taxes on
Distributions and Sale of Fund
Shares                                -10.43           -1.82             6.38
VANGUARD MORGAN GROWTH FUND
ADMIRAL SHARES
 Return Before Taxes
                                      -16.9%        -26.35%*
 Return After Taxes on
Distributions                         -17.09         -26.48*
 Return After Taxes on
Distributions and Sale of Fund
Shares                                -10.33         -20.85*
 * Return since inception.




AVERAGE ANNUAL TOTAL RETURN

Average annual total return is the average annual compounded rate of return for the periods of one year, five years, ten years or the life of the fund, all ended on the last day of a recent month. Average annual total return quotations will reflect changes in the price of the fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in fund shares. Average annual total returns are quoted to the nearest hundredth of one percent.

AVERAGE ANNUAL TOTAL RETURN (BEFORE TAXES)

Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                              T = (ERV/P)/1/N/ - 1

  Where:

          T  = average annual total return.
          P  = a hypothetical initial investment of $1,000.
          n  = number of years.
          ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period

Instructions:

1.Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2.Assume all distributions by the fund are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period. Adjustments may be made for subsequent re-characterizations of distributions.

3.Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

4.Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus.


AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)

We calculate a fund's average annual total return (after taxes on distributions) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the after-tax ending value, according to the following formulas:

                            T = (ATV\\D\\/P)/1/N/ - 1

  Where:

          T   =average annual total return (after taxes on
               distributions)
          P =a hypothetical initial investment of $1,000 n =number of years ATV\\D\\ =ending value of a hypothetical $1,000 investment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemption
Instructions:

1.Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2.Assume  all   distributions   by  the   fund--less   the  taxes  due  on  such
  distributions--are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

3.Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

4.Calculate the taxes due on any distributions by the fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

5.Determine  the ending  value by assuming a complete  redemption  at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms
  disclosed  in  the   prospectus.   Assume  that  the  redemption  has  no  tax
  consequences.


AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)

We calculate a fund's average annual total return (after taxes on distributions and redemption) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the after-tax ending value, according to the following formulas:

                           T = (ATV\\DR\\/P)/1/N/ - 1

  Where:

          T   =average annual total return (after taxes on
               distributions and redemption)
          P =a hypothetical initial investment of $1,000 n =number of years ATV\\DR\\ =ending value of a hypothetical $1,000 investment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof), after taxes on fund distributions and redemption

Instructions:

1.Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2.Assume  all   distributions   by  the   fund--less   the  taxes  due  on  such
  distributions--are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

3.Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

4.Calculate the taxes due on any distributions by the fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

5.Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus.

6.Determine the ending value by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption.

  (a)
     Calculate the capital gain or loss upon redemption by subtracting the tax basis from the redemption proceeds (after deducting any nonrecurring charges as specified by Instruction 5).

  (b)
     The fund should separately track the basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, include the distribution net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis should be adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law.

  (c)
     The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption should be separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The fund should not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character should be determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

  (d)Calculate the capital gains taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. For example, applicable federal tax law should be used to determine whether and how gains and losses from the sale of shares with different holding periods should be netted, as well as the tax character (e.g., short-term or long-term) of any resulting gains or losses. Assume that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.


CUMULATIVE TOTAL RETURN

Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the

Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                C = (ERV/P) - 1

  Where:

          C = cumulative total return P = a hypothetical initial investment of $1,000 ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period

SEC YIELDS

Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                         YIELD = 2[((A-B)/CD+1)/6 /- 1

  Where:

          a  = dividends and interest earned during the period.
          b  = expenses accrued for the period (net of
               reimbursements).
          c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
          d = the maximum offering price per share on the last day of the period.

                              FINANCIAL STATEMENTS


The Fund's financial statements as of and for the fiscal year ended September 30, 2002, appearing in the Vanguard Morgan Growth Fund's 2002 Annual Report to Shareholders, and the report thereon of PricewaterhouseCoopers LLP, independent accountants, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of the Fund's performance, please see the Fund's 2002 Annual Report to Shareholders, which may be obtained without charge.



                               COMPARATIVE INDEXES

Each of the investment company members of The Vanguard Group, including Vanguard Morgan Growth Fund, may, from time to time, use one or more of the following unmanaged indexes for comparative performance purposes.

GROWTH FUND STOCK INDEX--The Index is composed of the various common stocks that are held in the 50 largest growth stock mutual funds, using year-end net assets, monitored by Morningstar, Inc. Under an agreement with the Fund, Morningstar, Inc. develops the composition of the Index and its total return each quarter. Neither The Vanguard Group, Inc., Wellington Management, nor Franklin Portfolio Associates are affiliated with Morningstar in any way.

STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX--includes stocks selected by Standard & Poor's Index Committee to include leading companies in leading industries and to reflect the U.S. stock market; it is dominated by large-capitalization companies.

STANDARD & POOR'S MIDCAP 400 INDEX--is composed of 400 medium size domestic stocks.

STANDARD & POOR'S 500/BARRA VALUE INDEX--consists of the stocks in the Standard & Poor's (S&P) 500 Index with the lowest price-to-book ratios, comprising 50% of the market capitalization of the S&P 500 Index.

STANDARD & POOR'S 500/BARRA GROWTH INDEX--consists of the stocks in the Standard & Poor's (S&P) 500 Index with the highest price-to-book ratios, comprising 50% of the market capitalization of the S&P 500 Index.

STANDARD & POOR'S SMALLCAP 600/BARRA VALUE INDEX--contains stocks of the S&P SmallCap 600 Index which have a lower than average price-to-book ratio.

STANDARD & POOR'S SMALLCAP 600/BARRA GROWTH INDEX--contains stocks of the S&P SmallCap 600 Index which have a higher than average price-to-book ratio.


RUSSELL 3000 INDEX--consists of approximately the 3,000 largest stocks of U.S. domiciled companies commonly traded on the New York and American Stock Exchanges and the NASDAQ over-the-counter market, accounting for over 90% of the market value of publicly traded stocks in the U.S.

RUSSELL 3000 GROWTH INDEX--contains stocks from the Russell 3000 Index with higher price-to-book ratios and higher predicted growth rates.

RUSSELL 3000 VALUE INDEX--contains stocks from the Russell 3000 Index with lower price-to-book ratios and lower predicted growth rates.

RUSSELL 2000 INDEX--consists of the smallest 2,000 stocks within the Russell 3000 Index.

RUSSELL 2000 GROWTH INDEX--contains stocks from the Russell 2000 Index with higher price-to-book ratios and higher predicted growth rates.

RUSSELL 2000 VALUE INDEX--contains stocks from the Russell 2000 Index with lower price-to-book ratios and lower predicted growth rates.

RUSSELL 1000 INDEX--consists of the largest 1,000 stocks within the Russell 3000 Index.

RUSSELL MIDCAP INDEX--consists of the smallest 800 stocks within the Russell 1000 Index.

RUSSELL MIDCAP GROWTH INDEX--consists of the stocks in the Russell Midcap Index with the highest price-to-book ratios and higher predicted growth rates.

RUSSELL MIDCAP VALUE INDEX--consists of the stocks in the Russell Midcap Index with the lowest price-to-book ratios and lower predicted growth rates.

WILSHIRE 5000 TOTAL MARKET INDEX--consists of more than 6,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available.

WILSHIRE 4500 COMPLETION INDEX--consists of all stocks in the Wilshire 5000 except for the 500 stocks in the S&P 500 Index.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX--is an arithmetic average of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia, Asia, and the Far East.

GOLDMAN SACHS 100 CONVERTIBLE BOND INDEX--currently includes 71 bonds and 29 preferreds. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

SALOMON BROTHERS GNMA INDEX--includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

SALOMON BROTHERS HIGH-GRADE CORPORATE BOND INDEX--consists of publicly issued, non-convertible corporate bonds rated Aa or Aaa. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

LEHMAN BROTHERS LONG-TERM TREASURY BOND INDEX--is composed of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of ten years or greater.

MERRILL LYNCH CORPORATE & GOVERNMENT BOND INDEX--consists of over 4,500 U.S. Treasury, agency and investment grade corporate bonds.

LEHMAN BROTHERS CORPORATE (BAA) BOND INDEX--all publicly offered fixed-rate, nonconvertible domestic corporate bonds rated Baa by Moody's, with a maturity longer than one year and with more than $25 million outstanding. This index includes over 1,000 issues.


LEHMAN BROTHERS LONG CREDIT BOND INDEX--is a subset of the Lehman Brothers Credit Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa, with at least $50 million principal outstanding and maturity greater than ten years.


NASDAQ INDUSTRIAL INDEX--is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

COMPOSITE INDEX --70% S&P 500 Index and 30% NASDAQ Industrial Index.

COMPOSITE INDEX--65% S&P 500 Index and 35% Lehman Brothers Credit A or Better Bond Index.

COMPOSITE INDEX--65% Lehman Brothers Long Credit A or Better Bond Index, 26% S&P/Barra Value Index, 4.5% S&P Utilities Index, and 4.5% S&P Integrated Telecommunication Service Index.

LEHMAN BROTHERS LONG CREDIT A OR BETTER BOND INDEX--includes top-quality corporate and international dollar-denominated bonds, rated A or above by Moody's, with maturities of 10 years or more.

LIPPER BALANCED FUND AVERAGE--an industry benchmark of average balanced funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER NON-GOVERNMENT MONEY MARKET FUND AVERAGE--an industry benchmark of average non-government money market funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER GOVERNMENT MONEY MARKET FUND AVERAGE--an industry benchmark of average government money market funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER SMALL-CAP GROWTH FUND AVERAGE--an industry benchmark of funds that by prospectus or portfolio practice invest primarily in growth companies with market capitalizations less than $1 billion at the time of purchase.

LEHMAN BROTHERS AGGREGATE BOND INDEX--is a market weighted index that contains individually priced U.S. Treasury, agency, corporate, and mortgage pass-through securities corporate rated BBB- or better. The Index has a market value of over $4 trillion.

LEHMAN BROTHERS CREDIT A OR BETTER BOND INDEX--consists of all publicly issued, investment grade corporate bonds rated A or better, of all maturity levels.

LEHMAN BROTHERS MUTUAL FUND SHORT (1-5) GOVERNMENT/CREDIT INDEX--is a market weighted index that contains individually priced U.S. Treasury, agency, and corporate investment grade bonds rated BBB- or better with maturities between one and five years. The index has a market value of over $1.6 trillion.

LEHMAN BROTHERS MUTUAL FUND INTERMEDIATE (5-10) GOVERNMENT/CREDIT INDEX--is a market weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities between five and ten years. The index has a market value of over $700 billion.

LEHMAN BROTHERS LONG (10+) GOVERNMENT/CREDIT INDEX--is a market weighted index that contains individually priced U.S. Treasury, agency and corporate securities rated BBB- or better with maturities greater than ten years. The index has a market value of over $900 billion.

LIPPER GENERAL EQUITY FUND AVERAGE--an industry benchmark of average general equity funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER FIXED-INCOME FUND AVERAGE--an industry benchmark of average fixed-income funds with similar investment objectives and policies, as measured by Lipper Inc.

AGGRESSIVE GROWTH FUND STOCK INDEX--The Index is composed of the various common stocks that are held in the 50 largest aggressive growth stock mutual funds, using year-end net assets, monitored by Morningstar, Inc.



                                                                   SAI026 012003

                                     PART C

                          VANGUARD MORGAN GROWTH FUND
                               OTHER INFORMATION


ITEM 23. EXHIBITS

(a) Declaration of Trust, filed on August 30, 2002, Post-Effective Amendment No. 57, is hereby incorporated by reference.
(b) By-Laws, filed on November 13, 2001, Post-Effective Amendment No. 55, are hereby incorporated by reference.
(c)    Not applicable
(d) Investment Advisory Contracts, filed on August 30, 2002, Post-Effective Amendment No. 57, for Wellington Management Company, LLP and Franklin Portfolio Associates LLC, are hereby incorporated by reference; for The Vanguard Group, Inc., filed on October 28, 2002, Post-Effective Amendment No. 58, is hereby incorporated by reference.
(e)    Not applicable
(f) Reference is made to the section entitled "Management of the Fund" in the Registrant's Statement of Additional Information
(g) Custodian Agreement, filed on August 30, 2002, Post-Effective Amendment No. 57, for Citibank, N.A., is hereby incorporated by reference.
(h) Amended and Restated Funds' Service Agreement, filed on October 28, 2002, Post-Effective Amendment No. 58, is hereby incorporated by reference.
(i)    Legal Opinion
(j) Consent of Independent Accountants, dated January 15, 2003, is filed herewith.
(k)    Not Applicable
(l)    Not Applicable
(m)    Not Applicable
(n) Rule 18f-3 Plan, filed on January 31, 2002, Post-Effective Amendment No. 56, is hereby incorporated by reference.
(o)    Not Applicable
(p) Code of Ethics, filed on August 30, 2002, Post-Effective Amendment No. 57, for The Vanguard Group, Inc.; filed on April 19, 2001, Post-Effective Amendment No. 54, for Franklin Portfolio Associates LLC; for Wellington Management Company, LLP, filed on October 28, 2002, Post-Effective Amendment No. 58, is hereby incorporated by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Registrant is not controlled by or under common control with any person.


ITEM 25. INDEMNIFICATION

The Registrant's organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. However, this provision does not cover any liability to which a Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office with the Registrant.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Wellington Management Company, LLP (Wellington Management) is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the Advisers Act). The list required by this Item 26 of officers and partners of Wellington Management, together with any information as to any business profession, vocation, or employment of a substantial nature engaged in by such officers and partners during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Wellington Management pursuant to the Advisers Act (SEC File No. 801-15908).

     The Vanguard Group, Inc. (Vanguard) is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the Advisers Act). The list required by this Item 26 of officers and directors of Vanguard, together with any information as to any business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Vanguard pursuant to the Advisers Act (SEC File No. 801-11953).

     Franklin Portfolio Associates LLC is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the Advisers Act). The list required by this Item 26 of officers and directors of Franklin Portfolio Associates LLC, together with any information as to any business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Franklin Portfolio Associates LLC pursuant to the Advisers Act (SEC File No. 801-17057).




ITEM 27. PRINCIPAL UNDERWRITERS

(a)    Not Applicable
(b)    Not Applicable
(c)    Not Applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The books, accounts, and other documents required to be maintained by Section 31
(a) of the Investment Company Act and the rules promulgated thereunder will be maintained at the offices of Registrant; Registrant's Transfer Agent, The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, PA 19355; and the Registrant's Custodian, Citibank, N.A., 111 Wall Street, New York, NY 10005.

ITEM 29. MANAGEMENT SERVICES

Other than as set forth under the description of The Vanguard Group in Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.


ITEM 30. UNDERTAKINGS

Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 17th day of January, 2003.

                                   VANGUARD MORGAN GROWTH FUND

                                   BY:_____________(signature)________________
                                                   -----------

                                                  (HEIDI STAM)
                                                JOHN J. BRENNAN*
                                      CHAIRMAN AND CHIEF EXECUTIVE OFFICER


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

--------------------------------------------------------------------------------
SIGNATURE                           TITLE                           DATE
--------------------------------------------------------------------------------
By:/S/ JOHN J. BRENNAN         President, Chairman, Chief       October 29, 2002
   --------------------------- Executive Officer, and Trustee
       (Heidi Stam)
      John J. Brennan*

By:/S/ CHARLES D ELLIS         Trustee                          October 29, 2002
   ---------------------------
       (Heidi Stam)
     Charles D. Ellis*

By:/S/ JOANN HEFFERNAN HEISEN  Trustee                          October 29, 2002
   ---------------------------
       (Heidi Stam)
     JoAnn Heffernan Heisen*

By:/S/ RAJIV L. GUPTA          Trustee                          October 29, 2002
   ---------------------------
       (Heidi Stam)
     JoAnn Heffernan Heisen*

By:/S/ BURTON G. MALKIEL       Trustee                          October 29, 2002
   ---------------------------
       (Heidi Stam)
       Burton G. Malkiel*

By:/S/ ALFRED M. RANKIN, JR.   Trustee                          October 29, 2002
   ---------------------------
       (Heidi Stam)
     Alfred M. Rankin, Jr.*

By:/S/ J. LAWRENCE WILSON      Trustee                          October 29, 2002
   ---------------------------
       (Heidi Stam)
     J. Lawrence Wilson*

By:/S/ THOMAS J. HIGGINS       Treasurer and Principal          October 29, 2002
   --------------------------- Financial Officer and Principal
       (Heidi Stam)            Accounting Officer
      Thomas J. Higgins*



* By Power of Attorney. For Charles D. Ellis, see File Number 33-32216, filed January 29, 2002; for all other trustees and officers, see File Nmber 2-57689, filed on December 26, 2002. Invorporated by Reference.

                               INDEX TO EXHIBITS



Consent of Independent Accountants. . . . . . . . . . .Ex-99.J